UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06652
Investment Company Act File Number
Artio Global Investment Funds
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—93.0%†
	United States—41.5%
6,749	Adobe Systems (1)	$223,054
7,134	Aecom Technology (1)	208,812
5,568	Alpha Natural Resources (1)	299,169
1,060	Amazon.com Inc (1)	179,818
3,280	Apple Inc (1)	1,112,970
17,149	Atmel Corp (1)(3)	232,197
8,181	AutoNation Inc (1)(3)	234,877
7,763	BB&T Corp (3)	214,569
4,963	Best Buy	168,742
39,449	Brocade Communications Systems (1)(3)	222,492
10,818	CareFusion Corp (1)(3)	278,347
3,068	CF Industries Holdings	414,303
226,933	Citigroup Inc (1)	1,093,817
3,015	Cliffs Natural Resources	257,662
3,959	Coach Inc (3)	214,142
13,911	Coca-Cola Enterprises	350,001
3,807	Covidien PLC	180,718
3,364	CSX Corp	237,498
6,566	CVS Caremark	224,557
20,575	Dean Foods (1)(3)	208,836
3,365	Digital Realty REIT (3)	183,056
23,009	Eagle Rock Energy Partners	210,993
12,986	EMC Corp (1)	323,222
2,497	Equinix Inc (1)	220,785
1,361	F5 Networks (1)(3)	147,505
10,521	Federated Investors-Class B (3)	284,909
1,806	FedEx Corp	163,118
6,519	Foster Wheeler (1)	239,964
2,572	Freeport-McMoRan Copper & Gold (3)	279,705
19,219	General Growth Properties REIT (1)(3)	284,633
7,444	General Motors (1)(3)	271,632
29,476	Global Cash Access Holdings (1)	89,902
1,780	Google Inc-Class A (1)	1,068,641
7,940	Halliburton Co	357,300
5,579	Hasbro Inc (3)	245,978
6,367	Healthsouth Corp (1)(3)	144,022
3,952	Hess Corp	332,442
7,365	Hewlett-Packard Co	336,507
4,013	Hospira Inc (1)(3)	221,638
11,271	Host Hotels & Resorts REIT (3)	208,626
5,836	Howard Hughes (1)	293,434

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United States—Continued

3,469	ITT Corp	$204,393
13,600	JPMorgan Chase	611,184
8,509	Juniper Networks (1)	315,854
6,331	Las Vegas Sands (1)	294,328
5,436	Liberty Global-Class A (1)(3)	220,484
956	MasterCard Inc-Class A	226,104
14,102	McDermott International (1)	293,040
2,711	Mosaic Co (3)	219,699
7,571	National-Oilwell Varco	559,497
17,741	NCR Corp (1)	290,952
2,250	Northern Trust (3)	116,955
8,281	Nvidia Corp (1)(3)	198,082
3,426	Occidental Petroleum	331,226
39,862	Office Depot (1)(3)	209,275
11,377	Oracle Corp	364,405
2,979	Phillips-Van Heusen (3)	173,884
2,569	Pioneer Natural Resources	244,466
6,530	Plains Exploration & Production (1)	231,162
3,691	PNC Financial Services	221,460
2,363	Polo Ralph Lauren (3)	253,266
15,655	QUALCOMM Inc	847,405
11,127	Quanta Services (1)(3)	264,044
21,707	RSC Holdings (1)(3)	259,616
7,505	SanDisk Corp (1)	340,502
5,816	Schlumberger Ltd	517,566
39,155	Tenet Healthcare (1)	260,381
4,889	Thermo Fisher Scientific (1)	279,993
3,073	Transocean Ltd (1)	245,625
3,024	Union Pacific	286,161
5,549	UnitedHealth Group	227,786
3,936	Visteon Corp (1)	276,465
6,404	Vulcan Materials	272,554
2,265	Walter Energy (3)	295,062
22,112	Wells Fargo	716,871
2,092	Whiting Petroleum (1)	264,178
9,530	Williams Cos	257,215
10,733	Yahoo! Inc (1)(3)	173,016

		23,828,749

	United Kingdom—5.6%
30,191	ARM Holdings (2)	251,128

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	United Kingdom—Continued

52,742	Barclays PLC (2)	$247,989
16,483	BG Group (2)	370,992
9,015	BHP Billiton (2)	345,561
46,802	Cairn Energy (1)(2)	310,907
452,602	Lloyds Banking (1)(2)	457,987
10,193	Rio Tinto (2)	703,705
10,557	Smith & Nephew (2)	118,345
18,272	Xstrata PLC (2)	404,573

		3,211,187

	Russia—5.2%
9,183	Gazprom OAO Sponsored ADR (2)	243,922
1,366,674	IDGC Holding (1)	250,101
9,553	Magnit OJSC Sponsored GDR (2)	249,759
1,670	NovaTek OAO Sponsored GDR (2)	189,157
15,324	O’Key Group Sponsored GDR (1)(2)	192,599
11,353	Pharmstandard Sponsored GDR (1)(2)	341,209
24,744	Rosneft Oil Sponsored GDR (2)	212,331
225,696	Sberbank of Russian Federation	802,116
49,152	VTB Bank Sponsored GDR (2)	351,625
4,033	X 5 Retail Sponsored GDR (1)(2)	171,300

		3,004,119

	China—5.0%
1,702	Baidu Inc Sponsored ADR (1)	184,888
124,000	Belle International (2)	212,514
65,800	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	150,072
31,827	China Merchants Holdings International (2)	139,239
72,000	China National Building Material-Class H (2)	178,408
110,360	China Resources Enterprise (2)	433,419
138,260	China Yurun Food (2)	448,629
4,219	Ctrip.com International Sponsored ADR (1)	173,654
138,000	Dongfeng Motor Group-Class H (2)	243,207
525,000	Geely Automobile (2)	245,614
57,000	Golden Eagle Retail (2)	155,539
22,000	Weichai Power-Class H (2)	150,250
71,000	Wumart Stores-Class H (2)	148,932

		2,864,365

	France—4.8%
4,350	BNP Paribas (2)	325,585

3

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	France—Continued

6,651	Carrefour SA (2)	$326,495
6,294	CFAO SA (2)	252,765
3,643	Danone SA (2)	219,579
6,041	Essilor International (2)	404,237
105,500	L’ Occitane International (1)(2)	281,305
1,890	LVMH (2)	295,302
1,092	PPR (2)	174,895
1,683	Schneider Electric (2)	263,084
2,412	Technip SA (2)	234,535

		2,777,782

	Japan—4.3%
4,000	Canon Inc (2)	196,029
1,950	Fanuc Ltd (2)	307,685
4,490	Honda Motor (2)	190,011
43,000	Isuzu Motors (2)	202,328
10,990	Komatsu Ltd (2)	327,058
1,830	Nidec Corp (2)	172,403
5,500	Shiseido Co (2)	110,723
1,000	SMC Corp (2)	169,149
4,200	Softbank Corp (2)	144,462
10,740	Suzuki Motor (2)	259,679
9,770	Unicharm Corp (2)	378,335

		2,457,862

	Canada—4.2%
7,338	Barrick Gold	348,248
2,835	First Quantum Minerals	328,352
5,504	Goldcorp Inc	221,316
23,240	Ivanhoe Mines (1)	646,143
1,327	Potash Corp of Saskatchewan	235,351
3,016	Silver Wheaton (1)	93,141
6,623	Silver Wheaton (1)(3)	203,988
5,546	Teck Resources-Class B	336,281

		2,412,820

	Germany—3.6%
3,055	BMW AG (2)	234,743
5,674	Daimler AG (1)(2)	415,378
6,368	Fraport AG (2)	449,152
3,627	Fresenius SE (2)	316,661
3,103	HeidelbergCement AG (2)	202,950

4

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Germany—Continued

1,944	MAN SE (2)	$225,087
1,914	Siemens AG (2)	245,532

		2,089,503

	Hong Kong—3.6%
59,500	BOC Hong Kong (2)	190,934
230,000	Hang Lung Properties (2)	1,003,453
15,900	Hong Kong Exchanges & Clearing (2)	367,948
48,000	Li & Fung (2)	312,403
120,000	United Laboratories International (2)	192,684

		2,067,422

	Switzerland—2.3%
2,592	Dufry Group (1)(2)	311,975
6,860	Nobel Biocare (2)	141,640
798	Swatch Group (2)	322,326
854	Syngenta AG (2)	276,656
13,357	UBS AG (1)(2)	240,633

		1,293,230

	South Korea—1.9%
9,401	Celltrion Inc (1)(2)	302,053
2,845	Hyundai Motor (2)	454,104
359	Samsung Electronics (2)	315,451

		1,071,608

	Netherlands—1.8%
29,971	ING Groep Dutch Certificate (1)(2)	341,748
13,159	LyondellBasell Industries-Class A (1)(3)	472,935
8,929	NXP Semiconductor (1)(3)	229,832

		1,044,515

	Brazil—1.6%
25,741	All America Latina Logistica (Unit)	216,592
20,735	Diagnosticos da America	250,924
5,834	Embraer SA ADR	192,522
19,630	Hypermarcas SA (1)	232,742

		892,780

	South Africa—1.4%
17,304	Aspen Pharmacare (1)(2)	205,403
25,771	Shoprite Holdings (2)	319,940

5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	South Africa—Continued

18,919	Standard Bank (2)	$277,203

		802,546

	Denmark—1.3%
3,902	Novo Nordisk-Class B (2)	441,272
4,709	Pandora AS (1)(2)	301,789

		743,061

	Australia—1.2%
18,504	Newcrest Mining (2)	692,482

	Sweden—0.7%
3,484	Elekta AB-Class B (2)	141,258
13,085	Volvo AB-Class B (1)(2)	228,427

		369,685

	Israel—0.6%
6,548	Teva Pharmaceutical Industries Sponsored ADR	357,848

	Austria—0.5%
6,118	Erste Group Bank (2)	306,972

	Italy—0.5%
21,407	Fiat SpA (1)	290,115

	Finland—0.3%
15,461	Stora Enso-Class R (2)	184,663

	Ireland—0.3%
8,072	CRH PLC (2)	173,836

	Greece—0.3%
5,706	Coca-Cola Hellenic Bottling (2)	168,500

	Czech Republic—0.3%
611	Komercni Banka (2)	145,858

	Indonesia—0.2%
270,500	Indofood CBP Sukses Makmur (1)(2)	137,021

	TOTAL COMMON STOCKS (Cost $47,717,577)	53,388,529

EQUITY LINKED NOTES—5.4%
	India—2.5%
20,598	Adani Enterprises, Issued by CLSA, Expires 12/29/2014	251,640
3,341	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	91,303

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
	India—Continued

11,264	Dabur India, Issued by Deutsche Bank AG London, Expires 09/13/2012 (9)	$22,992
19,184	Housing Development Finance, Issued by Deutsche Bank AG London, Expires 01/30/2017 (9)	262,591
41,575	ITC Ltd, Issued by CLSA, Expires 05/05/2015	149,807
15,302	JSW Steel, Issued by Citigroup Global Markets, Expires 10/24/2012	300,960
7,969	Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	277,211
4,739	Reliance Capital, Issued by Citigroup, Expires 10/24/2012 (9)	53,906

		1,410,410

	Taiwan—1.7%
28,948	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	973,318

	United States—1.2%
17,173	Ford Motor, Issued by Ford Motor, Expires 01/01/2013 (1)	125,363
9,519	Hartford Financial Services Group, Issued by Hartford Financial, Expires 06/26/2019	182,955
17,035	JPMorgan Chase, Issued by JP Morgan Chase & Co, Expires 10/28/2018	248,711
10,435	PNC Financial Services Group, Issued by PNC Financial, Expires 12/31/2018	146,612

		703,641

	TOTAL EQUITY LINKED NOTES (Cost $2,920,015)	3,087,369

PREFERRED STOCKS—0.5%
	Germany—0.5%
1,797	Volkswagen AG 1.440% (2)	290,525

	Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)	128

	TOTAL PREFERRED STOCKS (Cost $267,435)	290,653

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

Share			Fair
Amount	Currency	Description	Value
INVESTMENT COLLATERAL FROM SECURITY LENDING—11.6%

		United States—11.6%
6,677,423	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $6,677,423)	$6,677,423

		TOTAL INVESTMENTS—110.5% (Cost $57,582,450)	63,443,974
		OTHER ASSETS AND LIABILITIES—(10.5)%	(6,011,625)

		TOTAL NET ASSETS—100.0%	$57,432,349

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $57,788,725.

8

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/16/11	Credit Suisse	EUR	440,459	603,542	581,352	$(22,190)

Glossary of Currencies

EUR	— Euro
USD	— United States Dollar

9

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio Global Equity Fund Inc.

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	17.9%	$10,275,771
Information Technology	15.5	8,884,241
Consumer Discretionary	14.3	8,198,310
Materials	14.1	8,088,534
Industrials	10.3	5,918,824
Energy	9.9	5,705,723
Health Care	8.4	4,806,419
Consumer Staples	7.8	4,494,166
Utilities	0.4	250,101
Telecommunication Services	0.3	144,462
Short-term Investment	11.6	6,677,423

Total Investments	110.5	63,443,974
Other Assets and Liabilities (Net)	(10.5)	(6,011,625)

Net Assets	100.0%	$57,432,349

10

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—93.2%†
	United Kingdom—15.2%
973,901	AMEC PLC (2)	$18,709,547
4,070,528	ARM Holdings (2)	33,858,490
4,643,579	Barclays PLC (2)	21,833,792
6,974,370	BG Group (2)	156,975,992
3,249,112	BHP Billiton (2)	124,544,138
593,838	Burberry Group (2)	10,211,590
5,160,752	Cairn Energy (1)(2)	34,283,075
4,574,624	Compass Group (2)	40,678,862
1,605,557	Diageo PLC (2)	30,857,819
966,341	GlaxoSmithKline PLC (2)	17,477,158
2,162,191	Hikma Pharmaceuticals (2)	27,854,849
5,498,738	HSBC Holdings (2)	59,991,738
963,101	Imperial Tobacco (2)	27,518,352
414,754	Kazakhmys PLC (2)	9,992,139
153,053,848	Lloyds Banking (1)(2)	154,874,852
453,552	Premier Oil (1)(2)	14,752,013
748,461	Reckitt Benckiser (2)	40,680,772
3,448,191	Rio Tinto (2)	238,056,525
2,340,532	Rolls-Royce Group (1)(2)	23,924,602
2,351,115	Royal Dutch Shell-Class A (2)(3)	83,006,489
894,782	Smith & Nephew (2)	10,030,636
27,042,581	Vodafone Group (2)	76,000,578
3,503,233	WPP PLC (2)	43,377,625
5,206,731	Xstrata PLC (2)	115,285,720

		1,414,777,353

	Japan—8.6%
468,827	Aisin Seiki (2)	17,792,573
1,746,000	Asahi Glass (2)	21,752,605
771,773	Canon Inc (2)	37,822,386
510,000	Daikin Industries (2)	17,756,051
349,906	Denso Corp (2)	12,875,041
370,200	Fanuc Ltd (2)	58,412,722
1,289,652	Honda Motor (2)	54,576,501
9,235,000	Isuzu Motors (2)	43,453,480
3,366,397	ITOCHU Corp (2)	36,559,637
2,137,000	Komatsu Ltd (2)	63,596,170
1,598,397	Mitsubishi Corp (2)	44,470,782
3,040,000	Mitsubishi Electric (2)	33,526,090
557,116	Nidec Corp (2)(3)	52,485,609
55,200	Nintendo Co (2)	14,927,335

11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

3,620,800	Nissan Motor (2)	$36,586,091
188,100	Sawai Pharmaceutical (2)(3)	16,454,781
812,600	Shiseido Co (2)	16,358,836
160,600	SMC Corp (2)	27,165,374
1,091,800	Softbank Corp (2)	37,553,191
2,489,100	Suzuki Motor (2)	60,183,161
212,950	Towa Pharmaceutical (2)(3)	11,685,189
733,289	Toyota Motor (2)	30,384,693
1,437,400	Unicharm Corp (2)(3)	55,662,073

		802,040,371

	China—7.4%
2,224,000	Anhui Conch Cement-Class H (2)(3)	10,343,797
725,979	Baidu Inc Sponsored ADR (1)	78,863,099
32,933,325	Belle International (2)	56,441,967
19,441,000	Boshiwa International Holding (1)(2)	14,806,225
4,085,000	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	9,316,782
90,870,700	China Construction Bank-Class H (2)	79,711,931
6,173,204	China Merchants Holdings International (2)	27,007,051
6,192,000	China National Building Material-Class H (2)(3)	15,343,076
19,536,000	China Resources Enterprise (2)(3)	76,724,156
18,186,000	China Yurun Food (2)	59,010,270
1,061,879	Ctrip.com International Sponsored ADR (1)(3)	43,706,940
1,219,600	Dongfang Electric-Class H (2)(3)	5,151,769
15,674,000	Dongfeng Motor Group-Class H (2)	27,623,347
51,855,000	Geely Automobile (2)(3)	24,259,652
11,183,012	Golden Eagle Retail (2)(3)	30,515,640
24,449,000	Intime Department Store (2)(3)	35,899,515
6,584,558	Lianhua Supermarket-Class H (2)	30,664,886
12,284,000	Lonking Holdings (2)(3)	7,200,029
12,823,856	Tingyi (Cayman Islands) Holding (2)(3)	31,472,946
1,010,000	Weichai Power-Class H (2)(3)	6,897,839
9,722,000	Wumart Stores-Class H (2)(3)	20,393,125

		691,354,042

	Russia—7.4%
656,887	Alfa Cement (1)(4)(10)(12)	44,543,474
53,536,950	Chelindbank OJSC (1)(4)(10)	5,755,222
337,701	Cherkizovo Group (1)	9,917,146
314,155	Cherkizovo Group Sponsored GDR (1)(2)	6,141,515
897,321	Gazprom OAO Sponsored ADR (2)	23,834,975

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Russia—Continued

473,800	Globaltrans Investment Sponsored GDR (2)	$7,860,114
157,527,103	IDGC Holding (1)	28,827,460
494,494,096	IDGC of North-West (1)	3,321,022
547,651	Kuban Trunk Grid (1)(4)	72,427
538,651	Kubanenergo OAO (1)	3,217,109
137,713	Magnit OJSC (2)	17,509,911
104,181	Mail.ru Group Sponsored GDR (1)(9)	3,708,844
879,623	NovaTek OAO	9,175,811
103,017	NovaTek OAO Sponsored GDR (2)	11,668,519
167,738	Novorossiysk Sea Trade Port Sponsored GDR (2)	1,756,917
1,640,538	O’Key Group Sponsored GDR (1)(2)	20,618,975
670,892	Pharmstandard (1)	69,437,322
520,397	Pharmstandard Sponsored GDR (1)(2)	15,640,285
2,439,084	Protek (1)	5,000,122
4,407,502	Rosneft Oil Sponsored GDR (2)(3)	37,821,233
7,806,100	RTS Stock Exchange-BRD (1)(4)	47,226,905
44,417,671	Sberbank of Russian Federation	157,858,892
817,203	Sibirskiy Cement (1)(4)	18,999,970
472,896	Veropharm (1)(4)	22,868,233
10,426,626	VTB Bank Sponsored GDR (2)	74,590,195
916,550	X 5 Retail Sponsored GDR (1)(2)	38,930,040

		686,302,638

	Germany—6.2%
55,052	Allianz SE (2)	7,657,686
168,736	Bilfinger Berger (2)	14,958,775
299,467	BMW AG (2)	23,010,689
163,511	Brenntag AG (1)(2)	15,504,454
1,366,844	Daimler AG (1)(2)	100,062,839
334,917	Deutsche Boerse (2)	25,422,805
2,683,058	Fraport AG (2)	189,243,418
805,376	Fresenius SE (2)	70,314,663
480,810	HeidelbergCement AG (2)	31,447,099
124,603	Henkel AG (2)	6,414,986
542,843	MAN SE (2)	62,853,330
655,608	Marseille-Kliniken AG (1)(2)(10)	2,194,381
128,320	Metro AG (2)	9,043,645
149,356	Siemens AG (2)(3)	19,159,735

		577,288,505

	France—5.5%
225,108	Aeroports de Paris (2)	18,942,154

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	France—Continued

965,668	BNP Paribas (2)	$72,277,402
507,853	Carrefour SA (2)	24,930,283
685,764	CFAO SA (2)	27,540,119
579,811	Danone SA (2)	34,947,603
888,609	Essilor International (2)	59,461,813
661,226	Eutelsat Communications (2)	24,161,941
109,545	Iliad SA (2)(3)	11,651,091
12,011,752	L’ Occitane International (1)(2)(3)	32,028,097
480,035	LVMH (2)	75,002,861
163,720	PPR (2)	26,221,533
172,843	Schneider Electric (2)	27,018,547
1,023,513	SES SA FDR (2)	24,726,014
210,881	Sodexo (2)(3)	14,545,341
333,845	Technip SA (2)	32,461,976

		505,916,775

	Hong Kong—5.0%
9,342,000	BOC Hong Kong (2)	29,978,213
43,819,000	Hang Lung Properties (2)	191,175,298
1,789,400	Hong Kong Exchanges & Clearing (2)	41,409,220
20,650,000	Li & Fung (2)	134,398,284
14,391,600	Sands China (1)(2)(3)	35,594,666
8,374,000	United Laboratories International (2)(3)	13,446,110
6,551,600	Wynn Macau (2)(3)	18,250,329

		464,252,120

	Canada—5.0%
2,301,683	Barrick Gold	109,233,584
513,655	First Quantum Minerals	59,492,059
881,536	Goldcorp Inc (3)	35,420,077
2,969,813	Ivanhoe Mines (1)	82,569,857
283,225	Pan American Silver (3)	9,284,626
585,213	Potash Corp of Saskatchewan (3)	103,790,838
963,692	Silver Wheaton (1)	29,761,006
563,846	Teck Resources-Class B	34,188,713

		463,740,760

	Switzerland—3.8%
512,322	Dufry Group (1)(2)	61,663,381
136,505	Flughafen Zuerich (2)	57,468,639
1,179,200	Nobel Biocare (2)	24,347,188
744,445	Novartis AG (2)	41,703,588

14

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Switzerland—Continued

64,433	Swatch Group (2)	$26,025,650
522,867	Swiss Reinsurance (2)	30,018,005
246,062	Syngenta AG (2)	79,712,481
1,801,334	UBS AG (1)(2)	32,451,981

		353,390,913

	India—3.7%
4,778,752	Adani Enterprises (2)	58,795,775
176,225	Agre Developers (1)	228,390
3,622,199	Dabur India (2)	7,397,751
590,178	HDFC Bank (2)	26,231,502
1,306,871	Housing Development Finance (2)	17,917,625
9,514,948	ITC Ltd (2)	33,779,410
3,476,950	Jain Irrigation Systems (2)	14,640,200
2,038,076	JSW Steel (2)	40,255,940
617,307	Larsen & Toubro (2)	22,166,496
610,182	Mahindra & Mahindra (2)	9,504,340
7,648,955	Mundra Port & Special Economic Zone (2)	23,499,862
3,524,512	Pantaloon Retail India (2)	22,088,448
1,363,603	Reliance Capital (2)	15,534,708
638,376	State Bank of India (2)	36,837,535
386,906	United Spirits (2)	10,565,537

		339,443,519

	Australia—1.9%
285,304	Aquarius Platinum (2)	1,593,500
7,782,270	Asciano Group (1)(2)	12,488,088
24,978,488	MAp Group (2)	74,679,929
2,355,032	Newcrest Mining (2)	88,133,274

		176,894,791

	Netherlands—1.7%
160,281	ASML Holding (2)	6,730,141
383,921	Heineken NV (2)	19,348,437
6,393,139	ING Groep Dutch Certificate (1)(2)	72,898,622
1,799,281	Koninklijke (Royal) KPN (2)	28,436,539
748,920	Koninklijke Philips Electronics (2)	23,350,244
123,913	Koninklijke Ten Cate (2)	4,413,414

		155,177,397

	Austria—1.6%
1,899,121	Erste Group Bank (2)	95,288,891

15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Austria—Continued

798,709	Flughafen Wien (2)	$52,540,073

		147,828,964

	Denmark—1.6%
456,011	Carlsberg AS-Class B (2)	45,474,022
745,539	Novo Nordisk-Class B (2)	84,312,013
194,811	Pandora AS (1)(2)	12,485,000
726,577	TK Development (1)(2)	3,046,460

		145,317,495

	South Africa—1.5%
2,461,584	Aspen Pharmacare (1)(2)	29,219,551
4,057,224	Shoprite Holdings (2)	50,369,350
2,873,411	Standard Bank (2)	42,101,519
790,635	Tiger Brands (2)	20,484,007

		142,174,427

	Brazil—1.5%
2,492,758	All America Latina Logistica (Unit)	20,974,711
282,126	Amil Participacoes	2,712,766
2,212,340	Diagnosticos da America	26,772,573
499,714	Embraer SA ADR	16,490,562
5,648,846	Hypermarcas SA (1)	66,975,292
168,672	Souza Cruz	8,025,616

		141,951,520

	South Korea—1.5%
1,898,161	Celltrion Inc (1)(2)	60,987,738
189,715	Hyundai Motor (2)	30,281,311
55,660	Samsung Electronics (2)	48,908,037

		140,177,086

	Finland—1.2%
787,810	Fortum Oyj (2)	24,310,193
337,527	Olvi Oyj-Class A (2)(3)	15,548,546
121,157	Outotec Oyj (2)(3)	6,814,153
3,647,812	Stora Enso-Class R (2)(3)	43,568,622
1,236,754	UPM-Kymmene Oyj (2)	25,551,511

		115,793,025

	Sweden—1.2%
1,204,685	Atlas Copco-Class A (2)	29,014,032
389,582	Elekta AB-Class B (2)	15,795,521

16

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Sweden—Continued

3,777,858	Volvo AB-Class B (1)(2)	$65,950,682

		110,760,235

	Ukraine—1.2%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(9)	2,323,064
8,916,599	Bank Forum (1)(2)	6,607,805
76,611,005	Bohdan Automobile Plant (1)	2,257,400
2,852,650	Centrenergo (1)(2)	6,324,462
178,305	Centrenergo Sponsored ADR (1)	3,940,978
1,237,519	Chernivtsioblenergo (1)(4)	574,035
5,006,914	Davento PLC GDR (1)(4)(9)(10)	3,638,172
22,500	Dniproenergo (4)	3,464,802
9,019,691	Dragon-Ukrainian Properties & Development (1)(10)	10,040,869
7,562,990	Harkivoblenergo (1)(4)	2,638,252
10,700	Ivano Frankivskcement (4)	201,760
902,412	Khmelnitskoblenergo JSC (1)(4)	269,419
2,750,000	Kirovogradoblenergo (1)(4)	705,217
240,262	Korukivskas Technical Papers Factory (1)(4)	1,963,172
3,228,131	Krymenergo (4)	1,328,992
115,161	Kyivmedpreparat (1)(4)	372,771
189,156	Lvivoblenergo (1)(4)	67,174
150,500	MHP SA GDR (1)	2,910,670
267,596	Odessaoblenergo (1)(4)	70,641
5,542,248	Oranta (1)(4)	2,741,514
488,244	Poltavaoblenergo (1)(4)	182,593
156,543,980	Raiffeisen Bank Aval (1)(2)	8,303,384
75,228	Retail Group (1)(4)(12)	5,928,023
21,017	Rodovid Bank (1)(4)(12)	182
8,375,303	Slavutich Brewery (1)(4)	3,263,789
641,180	Ternopiloblenergo (1)(4)	221,652
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	1,143,380
1,153,346,022	Ukrinbank (1)(4)(10)	1,449,838
12,880	Ukrnafta (2)	1,030,865
8,685	Ukrnafta Sponsored ADR	4,133,427
103,035,914	Ukrsotsbank JSCB (1)(2)	7,964,411
108,451,392	UkrTelecom (1)(2)	7,553,029
366,684	UkrTelecom Sponsored GDR (1)	1,284,892
65,728	Vinnitsaoblenergo (1)(4)	950,185
4,114,636	Volynoblenergo (1)(4)	183,620
4,799,516	Zakarpattyaoblenergo (4)	1,571,683
19,471	Zakhidenergo (1)(4)	1,094,416

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Ukraine—Continued

595,792	Zakhidenergo GDR (1)(4)	$8,332,101
400,000	Zhytomyroblenergo (1)(4)	98,303

		107,130,942

	Taiwan—1.0%
2,665,000	HTC Corp (2)	89,095,910

	Italy—1.0%
1,284,491	Buzzi Unicem (2)(3)	16,173,289
2,794,955	Fiat SpA (1)	37,878,146
697,779	Saipem SpA (2)	35,032,569

		89,084,004

	Ireland—0.9%
803,894	CRH PLC (2)	17,312,340
7,389,995	Dragon Oil (1)(2)	68,740,434

		86,052,774

	Czech Republic—0.9%
359,694	Komercni Banka (2)	85,866,275

	Bulgaria—0.9%
301,290	Bulgarian American Credit Bank (1)(2)	1,869,202
1,276,434	Central Cooperative Bank (1)(2)	1,243,774
10,693,367	Chimimport AD (1)(2)(10)	20,847,006
354,861	DZI Insurance (4)(10)(12)	24,575,337
4,078,860	LEV INS (4)(10)(12)	4,547,507
806,010	Sopharma AD (1)(2)	2,203,602
1,412,011	Sparki Eltos Lovetch (1)(10)	1,583,749
11,652,801	Vivacom (1)(4)(12)	28,509,131

		85,379,308

	Mexico—0.9%
866,718	Fomento Economico Mexicano Sponsored ADR	45,996,724
7,038,418	Genomma Lab Internacional-Class B (1)(3)	17,794,534
4,675,149	Grupo Financiero Banorte (3)	20,756,573

		84,547,831

	Romania—0.8%
768,203	Antibiotice (1)(2)	135,670
84	Banca Transilvania (1)(2)	38
4,182,214	BRD-Groupe Societe Generale (2)	19,411,463
14,619,597	Cemacon SA (1)(2)(10)	469,840
7,691,800	Compa Sibiu (1)(2)	1,143,765

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Romania—Continued

15,345,894	Concefa SA (1)(2)	$696,880
4,950,133	Condmag SA (1)(2)	684,600
40,338,000	Dafora SA (1)(2)	1,610,689
16,912,495	Impact Developer & Contractor (1)(2)(10)	2,669,919
355,507,057	OMV Petrom (1)(2)	41,211,741
6,887,600	Spicul Buzau (2)	621,792
11,918,318	Zentiva SA (1)(2)	3,948,256

		72,604,653

	Israel—0.6%
1,018,025	Teva Pharmaceutical Industries Sponsored ADR	55,635,066

	Poland—0.6%
660,666	Dom Development (2)	10,825,895
129,747	PBG SA (2)	9,234,534
9,185,808	Polimex Mostostal (2)	12,325,826
1,071,000	Polska Grupa Farmaceutyczna (1)(2)(10)	20,756,265

		53,142,520

	Greece—0.5%
1,623,821	Coca-Cola Hellenic Bottling (2)	47,951,874

	Georgia—0.5%
2,466,387	Bank of Georgia Sponsored GDR (1)(2)(10)	47,458,362

	Nigeria—0.5%
4,828,157	Guinness Nigeria	6,452,880
4,449,266	Nestle Foods Nigeria	12,018,721
25,988,869	Nigerian Breweries	13,933,040
8,591,659	PZ Cussons Nigeria	1,863,455
62,502,360	Unilever Nigeria	12,730,517

		46,998,613

	Norway—0.3%
966,179	Austevoll Seafood (2)(3)	7,620,038
1,332,914	Copeinca ASA (2)(3)	12,698,855
10,388,353	Marine Harvest (2)(3)	11,673,561

		31,992,454

	Serbia—0.3%
127,292	AIK Banka AD (1)	6,503,849
48,500	Energoprojekt Holding (1)	622,056
78,573	Imlek ad	2,110,240
41,505	Komercijalna Banka (1)(4)	16,149,594

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Serbia—Continued

90,318	Privredna Banka (1)(4)	$767,934
2,163	Razvojna Banka Vojvodine (1)(4)	91,813
81,677	Tigar ad Pirot (1)(4)	775,787
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	2,398,149
16,667	Univerzal Banka (1)(4)	1,050,722

		30,470,144

	Lebanon—0.2%
278,581	SOLIDERE-Class A (1)	5,293,039
752,109	SOLIDERE Sponsored GDR (9)	14,342,719

		19,635,758

	Portugal—0.2%
1,074,302	Jeronimo Martins (2)	16,247,608

	Venezuela—0.2%
38,451	Banco Provincial (4)	97,636
156	Banco Venezolano de Credito (4)	55,844
15,843,815	Cemex Venezuela SACA-I (1)(4)	1,298,374
2,797,674	Mercantil Servicios Financieros-Class B (4)	9,848,691
2,847,910	Siderurgica Venezolana Sivensa (1)(4)(10)	2,859,743

		14,160,288

	Indonesia—0.1%
20,739,500	Indofood CBP Sukses Makmur (1)(2)	10,505,558

	Zambia—0.1%
9,363,990	Zambeef Products (10)	6,771,480

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	2,778,350

	Croatia—0.0%
10,188	FIMA Validus (1)(2)	22,300

	TOTAL COMMON STOCKS (Cost $7,502,320,587)	8,658,114,008

EQUITY LINKED NOTES—2.8%
	Taiwan—1.8%
6,550	ACER Inc, Issued by CLSA, Expires 01/04/2016 (9)	17,881
5,119,332	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	172,127,300

		172,145,181

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued

	India—0.6%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 (1)(9)	$14,441
758,256	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	20,721,696
927,665	Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	32,269,940
222,850	Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015 (9)	1,396,445

		54,402,522

	Serbia—0.2%
1	AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 12/31/2040 (1)	15,110,750

	Ireland—0.2%
2,950,960	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	14,762,992

	Ukraine—0.0%
1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 11/11/2011 (1)	894,080

	TOTAL EQUITY LINKED NOTES (Cost $142,230,724)	257,315,525

PREFERRED STOCKS—1.2%
	Germany—0.9%
323,760	Henkel AG 1.170% (2)	19,768,578
391,011	Volkswagen AG 1.440% (2)	63,215,763

		82,984,341

	Russia—0.2%
20,525	Silvinit 5.550% (2)(4)	7,560,744
3,611,690	TNK-BP Holding 12.810%	9,390,394

		16,951,138

	Bulgaria—0.1%
6,416,021	Chimimport AD 9.000% (5)(10)	12,683,617

21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value
PREFERRED STOCKS—Continued

	Philippines—0.0%
11,528,247	Ayala Land 0.000% (4)(12)	$26,029

	TOTAL PREFERRED STOCKS (Cost $75,369,621)	112,645,125

EXCHANGE-TRADED FUNDS—0.6%
	Multinational—0.3%
559,615	Market Vectors Gold Miners ETF (3)	30,174,441

	Australia—0.1%
6,527,159	Australian Infrastructure Fund (2)	12,372,591

	Sweden—0.1%
1,485,000	NAXS Nordic Access Buyout Fund (1)(2)(10)	7,390,233

	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad (2)	1,295,507
3,406,316	SIF 2 Moldova Bacau (2)	1,333,415
9,533,500	SIF 3 Transilvania Brasov (2)	1,621,642
4,871,855	SIF 4 Muntenia Bucuresti (2)	988,478
4,143,975	SIF 5 Oltenia Craiova (2)	1,805,723

		7,044,765

	Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(4)	1,389,510

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,455,692)	58,371,540

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
	Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)(2)	2,369,484
29,663,486	Bulgaria Compensation Vouchers (1)(2)	5,822,486
3,842,865	Bulgaria Housing Compensation Notes (1)	673,478

	TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)	8,865,448

RIGHTS—0.0%
	Romania—0.0%
3,300,088	Condmag SA (1)(4) (Cost $—)	350,581

22

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund

Share			Fair
Amount	Currency	Description	Value
INVESTMENT COLLATERAL FROM SECURITY LENDING—3.4%

		United States—3.4%
313,583,371	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $313,583,371)	$313,583,371

		TOTAL INVESTMENTS—101.3% (Cost $8,119,670,346)	9,409,245,598
		OTHER ASSETS AND LIABILITIES—(1.3)%	(124,619,744)

		TOTAL NET ASSETS—100.0%	$9,284,625,854

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $8,327,686,541.

23

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/16/11	JPMorgan Chase Bank N.A.	JPY	7,732,713,499	94,409,928	92,607,348	$1,802,580
03/16/11	JPMorgan Chase Bank N.A.	ZAR	8,257,094	1,142,583	1,189,526	(46,943)

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,755,637

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/16/11	Credit Suisse	EUR	145,218,818	198,986,718	191,703,870	$(7,282,848)
03/16/11	Deutsche Bank	EUR	72,065,639	98,748,256	93,420,598	(5,327,658)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(12,610,506)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar
ZAR	— South African Rand

24

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio International Equity Fund

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	18.4%	$1,712,636,223
Industrials	16.1	1,493,849,873
Consumer Discretionary	14.8	1,370,920,238
Materials	14.7	1,365,380,525
Consumer Staples	11.6	1,074,371,131
Health Care	7.8	725,849,878
Energy	6.3	583,839,749
Information Technology	5.2	486,059,423
Telecommunication Services	2.0	190,988,451
Utilities	1.0	91,766,736
Short-term Investment	3.4	313,583,371

Total Investments	101.3	9,409,245,598
Other Assets and Liabilities (Net)	(1.3)	(124,619,744)

Net Assets	100.0%	$9,284,625,854

25

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—93.2%†
	United Kingdom—15.8%
896,378	AMEC PLC (2)	$17,220,258
4,297,730	ARM Holdings (2)	35,748,347
3,708,780	Barclays PLC (2)	17,438,431
6,876,768	BG Group (2)	154,779,210
3,136,648	BHP Billiton (2)	120,233,196
802,980	Burberry Group (2)	13,807,978
4,695,798	Cairn Energy (1)(2)	31,194,368
4,345,948	Compass Group (2)	38,645,410
1,445,482	Diageo PLC (2)	27,781,276
997,785	GlaxoSmithKline PLC (2)	18,045,851
2,119,991	Hikma Pharmaceuticals (2)	27,311,199
5,301,499	HSBC Holdings (2)	57,839,843
891,662	Imperial Tobacco (2)	25,477,150
561,416	Kazakhmys PLC (2)	13,525,479
144,908,531	Lloyds Banking (1)(2)	146,632,624
432,834	Premier Oil (1)(2)	14,078,149
677,777	Reckitt Benckiser (2)	36,838,916
3,294,605	Rio Tinto (2)	227,453,241
2,300,293	Rolls-Royce Group (1)(2)	23,513,284
2,220,298	Royal Dutch Shell-Class A (2)(3)	78,387,974
829,898	Smith & Nephew (2)	9,303,277
28,242,798	Vodafone Group (2)	79,373,673
3,480,242	WPP PLC (2)	43,092,947
4,889,079	Xstrata PLC (2)	108,252,374

		1,365,974,455

	Japan—8.3%
425,148	Aisin Seiki (2)	16,134,900
1,701,000	Asahi Glass (2)	21,191,971
708,664	Canon Inc (2)	34,729,595
451,900	Daikin Industries (2)	15,733,253
307,149	Denso Corp (2)	11,301,766
333,040	Fanuc Ltd (2)	52,549,360
1,250,732	Honda Motor (2)	52,929,454
8,998,000	Isuzu Motors (2)	42,338,323
3,042,888	ITOCHU Corp (2)	33,046,275
1,913,830	Komatsu Ltd (2)	56,954,730
1,474,538	Mitsubishi Corp (2)	41,024,763
2,830,000	Mitsubishi Electric (2)	31,210,143
476,114	Nidec Corp (2)(3)	44,854,453
51,100	Nintendo Co (2)	13,818,602

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

3,321,600	Nissan Motor (2)	$33,562,848
712,100	Shiseido Co (2)	14,335,623
161,700	SMC Corp (2)	27,351,438
973,800	Softbank Corp (2)	33,494,503
2,251,800	Suzuki Motor (2)	54,445,559
809,894	Toyota Motor (2)	33,558,911
1,283,200	Unicharm Corp (2)(3)	49,690,811

		714,257,281

	Russia—7.7%
1,364,605	Gazprom OAO Sponsored ADR (2)	36,247,147
413,811	Globaltrans Investment Sponsored GDR (2)	6,864,925
212,895,040	IDGC Holding (1)	38,959,792
166,249	Magnit OJSC (2)	21,138,202
539,293	Magnit OJSC Sponsored GDR (2)	14,099,593
165,392	Mail.ru Group Sponsored GDR (1)(9)	5,887,955
555,621	NovaTek OAO	5,795,975
134,841	NovaTek OAO Sponsored GDR (2)	15,273,156
472,047	Novorossiysk Sea Trade Port Sponsored GDR (2)	4,944,302
1,668,693	O’Key Group Sponsored GDR (1)(2)	20,972,840
506,481	Pharmstandard (1)	52,420,784
2,319,396	Pharmstandard Sponsored GDR (1)(2)	69,708,345
4,602,226	Rosneft Oil Sponsored GDR (2)	39,492,180
52,198,644	Sberbank of Russian Federation	185,512,206
13,514,782	VTB Bank Sponsored GDR (2)(3)	96,682,304
1,268,440	X 5 Retail Sponsored GDR (1)(2)	53,876,407

		667,876,113

	China—6.8%
1,996,000	Anhui Conch Cement-Class H (2)(3)	9,283,372
653,935	Baidu Inc Sponsored ADR (1)	71,036,959
29,320,675	Belle International (2)(3)	50,250,516
3,691,400	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	8,419,086
71,148,140	China Construction Bank-Class H (2)	62,411,268
5,755,912	China Merchants Holdings International (2)(3)	25,181,447
5,584,000	China National Building Material-Class H (2)(3)	13,836,521
18,162,000	China Resources Enterprise (2)(3)	71,328,016
17,575,000	China Yurun Food (2)	57,027,685
954,316	Ctrip.com International Sponsored ADR (1)(3)	39,279,647
1,097,400	Dongfang Electric-Class H (2)(3)	4,635,579
14,106,000	Dongfeng Motor Group-Class H (2)	24,859,955

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued

46,580,000	Geely Automobile (2)(3)	$21,791,816
10,005,534	Golden Eagle Retail (2)(3)	27,302,597
17,686,000	Intime Department Store (2)(3)	25,969,112
1,654,000	Lianhua Supermarket-Class H (2)	7,702,828
10,062,000	Lonking Holdings (2)	5,897,647
11,660,801	Tingyi (Cayman Islands) Holding (2)(3)	28,618,519
910,000	Weichai Power-Class H (2)(3)	6,214,885
10,480,000	Wumart Stores-Class H (2)(3)	21,983,126

		583,030,581

	Germany—6.6%
53,780	Allianz SE (2)	7,480,752
169,034	Bilfinger Berger (2)	14,985,193
345,706	BMW AG (2)	26,563,639
151,503	Brenntag AG (1)(2)	14,365,830
1,330,722	Daimler AG (1)(2)	97,418,449
309,106	Deutsche Boerse (2)	23,463,549
2,491,991	Fraport AG (2)	175,766,940
909,329	Fresenius SE (2)	79,390,449
511,905	HeidelbergCement AG (2)	33,480,850
107,337	Henkel AG (2)	5,526,073
543,912	MAN SE (2)	62,977,105
162,167	Metro AG (2)	11,429,089
146,527	Siemens AG (2)(3)	18,796,824

		571,644,742

	France—5.7%
204,306	Aeroports de Paris (2)	17,191,729
857,155	BNP Paribas (2)	64,155,524
465,285	Carrefour SA (2)	22,840,638
664,567	CFAO SA (2)	26,688,853
645,935	Danone SA (2)	38,933,170
1,030,659	Essilor International (2)	68,967,175
600,641	Eutelsat Communications (2)	21,948,097
96,306	Iliad SA (2)(3)	10,243,005
14,028,979	L’ Occitane International (1)(2)	37,406,825
444,578	LVMH (2)	69,462,897
167,638	PPR (2)	26,849,043
144,081	Schneider Electric (2)	22,522,517
913,588	SES SA FDR (2)	22,070,447
182,956	Sodexo (2)	12,619,237

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	France—Continued

314,946	Technip SA (2)	$30,624,300

		492,523,457

	Canada—5.4%
2,301,677	Barrick Gold	109,233,299
473,574	First Quantum Minerals (3)	54,849,836
815,926	Goldcorp Inc	32,783,870
3,187,892	Ivanhoe Mines (1)	88,633,118
256,453	Pan American Silver (3)	8,406,992
593,936	Potash Corp of Saskatchewan	105,337,912
938,094	Silver Wheaton (1)	28,970,481
613,421	Teck Resources-Class B	37,194,685

		465,410,193

	Hong Kong—4.9%
8,933,500	BOC Hong Kong (2)(3)	28,667,349
39,607,000	Hang Lung Properties (2)	172,799,015
1,665,600	Hong Kong Exchanges & Clearing (2)	38,544,315
18,236,000	Li & Fung (2)(3)	118,687,027
13,772,400	Sands China (1)(2)(3)	34,063,202
7,542,000	United Laboratories International (2)(3)	12,110,169
5,948,000	Wynn Macau (2)(3)	16,568,923

		421,440,000

	Switzerland—3.8%
515,843	Dufry Group (1)(2)	62,087,170
74,643	Flughafen Zuerich (2)	31,424,722
1,358,578	Nobel Biocare (2)	28,050,843
684,414	Novartis AG (2)	38,340,669
79,584	Swatch Group (2)	32,145,413
499,835	Swiss Reinsurance (2)	28,695,728
242,488	Syngenta AG (2)	78,554,673
1,739,973	UBS AG (1)(2)	31,346,531

		330,645,749

	India—3.8%
4,567,664	Adani Enterprises (2)	56,198,636
6,575,120	Dabur India (2)	13,428,610
770,733	HDFC Bank (2)	34,256,588
1,436,719	Housing Development Finance (2)	19,697,883
9,486,877	ITC Ltd (2)	33,679,754
1,843,122	JSW Steel (2)	36,405,222

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	India—Continued

655,392	Larsen & Toubro (2)	$23,534,067
1,057,791	Mahindra & Mahindra (2)	16,476,405
7,377,325	Mundra Port & Special Economic Zone (2)	22,665,334
1,200,625	Reliance Capital (2)	13,677,998
812,212	State Bank of India (2)	46,868,754
356,566	United Spirits (2)	9,737,019

		326,626,270

	South Korea—2.4%
2,556,799	Celltrion Inc (1)(2)	82,149,716
426,983	Hyundai Motor (2)	68,152,783
61,477	Samsung Electronics (2)	54,019,392

		204,321,891

	Brazil—2.2%
3,372,205	All America Latina Logistica	28,374,606
678,495	Amil Participacoes	6,524,029
2,526,067	Diagnosticos da America	30,569,132
823,771	Embraer SA ADR (3)	27,184,443
7,039,526	Hypermarcas SA (1)	83,463,828
199,158	Souza Cruz	9,476,176

		185,592,214

	South Africa—2.1%
3,535,571	Aspen Pharmacare (1)(2)(3)	41,968,016
5,144,785	Shoprite Holdings (2)(3)	63,871,129
3,503,431	Standard Bank (2)	51,332,638
995,704	Tiger Brands (2)	25,796,995

		182,968,778

	Australia—2.1%
217,977	Aquarius Platinum (2)(3)	1,217,461
7,205,315	Asciano Group (1)(2)	11,562,257
22,833,082	MAp Group (2)	68,265,659
2,576,377	Newcrest Mining (2)	96,416,753

		177,462,130

	Netherlands—1.7%
234,518	ASML Holding (2)	9,847,326
519,118	Heineken NV (2)	26,161,950
6,159,061	ING Groep Dutch Certificate (1)(2)	70,229,516
1,210,134	Koninklijke (Royal) KPN (2)	19,125,430

30

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Netherlands—Continued

706,097	Koninklijke Philips Electronics (2)	$22,015,085

		147,379,307

	Denmark—1.7%
467,973	Carlsberg AS-Class B (2)	46,666,889
746,160	Novo Nordisk-Class B (2)	84,382,241
200,124	Pandora AS (1)(2)	12,825,498

		143,874,628

	Sweden—1.4%
1,164,442	Atlas Copco-Class A (2)	28,044,806
580,391	Elekta AB-Class B (2)	23,531,833
3,805,895	Volvo AB-Class B (1)(2)	66,440,128

		118,016,767

	Mexico—1.2%
1,012,177	Fomento Economico Mexicano Sponsored ADR (3)	53,716,233
8,303,446	Genomma Lab Internacional-Class B (1)	20,992,778
5,750,970	Grupo Financiero Banorte	25,532,968

		100,241,979

	Czech Republic—1.1%
413,028	Komercni Banka (2)	98,598,186

	Finland—1.1%
830,258	Fortum Oyj (2)	25,620,051
183,919	Outotec Oyj (2)	10,344,034
3,275,421	Stora Enso-Class R (2)(3)	39,120,870
1,133,657	UPM-Kymmene Oyj (2)	23,421,513

		98,506,468

	Austria—1.1%
1,840,050	Erste Group Bank (2)(3)	92,324,988

	Ireland—1.0%
867,879	CRH PLC (2)	18,690,295
7,653,541	Dragon Oil (1)(2)	71,191,893

		89,882,188

	Italy—1.0%
615,193	Buzzi Unicem (2)(3)	7,746,021
3,309,478	Fiat SpA (1)	44,851,130

31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Italy—Continued

658,436	Saipem SpA (2)	$33,057,321

		85,654,472

	Taiwan—0.9%
2,373,000	HTC Corp (2)	79,333,807

	Greece—0.6%
1,764,884	Coca-Cola Hellenic Bottling (2)	52,117,503

	Israel—0.6%
907,951	Teva Pharmaceutical Industries Sponsored ADR	49,619,522

	Romania—0.5%
2,638,531	BRD-Groupe Societe Generale (2)	12,246,563
293,863,699	OMV Petrom (1)(2)	34,065,806

		46,312,369

	Nigeria—0.4%
66,087,138	Nigerian Breweries	35,430,351

	Ukraine—0.4%
110,904,020	Raiffeisen Bank Aval (1)(2)	5,882,556
39,541	Ukrnafta (2)	3,164,707
26,941	Ukrnafta Sponsored ADR	12,821,952
13,114,606	Ukrsotsbank JSCB (1)(2)	1,013,725
85,477,349	UkrTelecom (1)(2)	5,953,016
627,195	UkrTelecom Sponsored GDR (1)	2,197,745

		31,033,701

	Norway—0.3%
21,107,643	Marine Harvest (2)(3)	23,719,002

	Portugal—0.3%
1,517,281	Jeronimo Martins (2)	22,947,166

	Lebanon—0.2%
897,219	SOLIDERE Sponsored GDR (9)	17,109,966

	Indonesia—0.1%
18,638,500	Indofood CBP Sukses Makmur (1)(2)	9,441,300

	TOTAL COMMON STOCKS (Cost $6,723,191,615)	8,031,317,524

EQUITY LINKED NOTES—2.8%
	Taiwan—2.0%
6,296	ACER Inc, Issued by CLSA, Expires 01/04/2016 (9)	17,188

32

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
EQUITY LINKED NOTES—Continued
	Taiwan—Continued

5,048,988	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	$169,762,124

		169,779,312

	India—0.7%
844,771	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	23,085,987
978,745	Larsen & Toubro, Issued by CLSA, Expires 04/11/2011 (9)	34,046,819

		57,132,806

	Ireland—0.1%
2,667,674	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	13,345,775

	TOTAL EQUITY LINKED NOTES (Cost $127,647,983)	240,257,893

PREFERRED STOCKS—1.0%
	Germany—0.9%
291,028	Henkel AG 1.170% (2)	17,769,983
362,842	Volkswagen AG 1.440% (2)	58,661,608

		76,431,591

	Russia—0.1%
1,885	Silvinit 5.550% (2)(4)	694,373
2,521,889	TNK-BP Holding 12.810%	6,556,911

		7,251,284

	Philippines—0.0%
8,687,023	Ayala Land 0.000% (4)(12)	19,614

	TOTAL PREFERRED STOCKS (Cost $56,786,687)	83,702,489

EXCHANGE-TRADED FUND—0.3%
	Multinational—0.3%
480,200	Market Vectors Gold Miners ETF (3)(Cost $21,898,662)	25,892,384

33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio International Equity Fund II

Share			Fair
Amount	Currency	Description	Value
INVESTMENT COLLATERAL FROM SECURITY LENDING—3.5%

		United States—3.5%
302,344,398	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $302,344,398)	$302,344,398

Face
Value
REPURCHASE AGREEMENT—0.2%

		United States—0.2%
21,893,551	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $21,893,569 and an effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 03/15/2013 and an aggregate fair value of $22,332,431. (Cost $21,893,551)	21,893,551

		TOTAL INVESTMENTS—101.0% (Cost $7,253,762,896)	8,705,408,239
		OTHER ASSETS AND LIABILITIES—(1.0)%	(87,693,465)

		TOTAL NET ASSETS—100.0%	$8,617,714,774

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,401,914,110.

34

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/16/11	JPMorgan Chase Bank N.A.	JPY	6,953,457,782	84,895,871	83,274,944	$1,620,927

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
03/16/11	Credit Suisse	EUR	131,473,682	180,152,385	173,558,868	$(6,593,517)
03/16/11	Deutsche Bank	EUR	66,951,025	91,739,934	86,790,388	(4,949,546)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(11,543,063)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

35

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio International Equity Fund II

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	17.2%	$1,480,071,398
Materials	15.3	1,319,634,791
Consumer Discretionary	15.0	1,289,967,255
Industrials	14.2	1,224,491,180
Consumer Staples	12.3	1,057,023,850
Health Care	8.6	736,861,999
Energy	6.8	583,951,307
Information Technology	5.5	474,201,295
Telecommunication Services	1.7	150,387,372
Utilities	0.7	64,579,843
Short-term Investments	3.7	324,237,949

Total Investments	101.0	8,705,408,239
Other Assets and Liabilities (Net)	(1.0)	(87,693,465)

Net Assets	100.0%	$8,617,714,774

36

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—37.1%†

		United States—37.1%
2,780,000	USD	Ally Auto Receivables Trust Series 2010-4, Class A2 0.710% due 02/15/2013 (5)	$2,779,364

1,306,925	USD	Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1 6.000% due 11/25/2034 (5)	1,355,001

		Banc of America Commercial Mortgage
8,064,000	USD	Series 2006-3, Class A4 5.889% due 07/10/2044 (5)(6)	8,759,306
3,985,000	USD	Series 2006-2, Class A4 5.740% due 05/10/2045 (5)(6)	4,375,781
6,340,000	USD	Series 2006-5, Class A4 5.414% due 09/10/2047 (5)	6,737,360

			19,872,447

1,349,513	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	1,361,169

3,323,865	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.842% due 07/25/2034 (5)(6)	3,219,965

		Bear Stearns Commercial Mortgage Securities
3,222,394	USD	Series 2001-TOP4, Class A3 5.610% due 11/15/2033 (5)	3,266,733
2,755,000	USD	Series 2006-PW12, Class A4 5.722% due 09/11/2038 (5)(6)	3,021,759
3,205,000	USD	Series 2006-PW14, Class A4 5.201% due 12/11/2038 (5)	3,397,303
9,640,000	USD	Series 2006-PW11, Class A4 5.454% due 03/11/2039 (5)(6)	10,457,547
8,210,000	USD	Series 2005-PWR8, Class A4 4.674% due 06/11/2041 (5)	8,613,549
2,990,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,234,199

			31,991,090

6,620,000	USD	Chase Issuance Trust Series 2007-A17, Class A 5.120% due 10/15/2014 (5)	7,097,362

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

1,275,449	USD	Chrysler Financial Auto Securitization Trust Series 2009-B, Class A2 1.150% due 11/08/2011 (5)	$1,276,847

1,556,849	USD	Chrysler Financial Lease Trust Series 2010-A, Class A2 1.780% due 06/15/2011 (5)(9)	1,558,000

		Citicorp Mortgage Securities
1,271,197	USD	Series 2005-1, Class 1A1 5.000% due 02/25/2035 (5)	1,283,818
3,494,713	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	3,609,762
3,744,483	USD	Series 2006-6, Class A12 0.560% due 11/25/2036 (5)(6)	3,585,569

			8,479,149

		Citigroup Commercial Mortgage Trust
5,080,000	USD	Series 2007-C6, Class AM 5.698% due 12/10/2049 (5)(6)	5,166,983
8,085,000	USD	Series 2008-C7, Class A4 6.100% due 12/10/2049 (5)(6)	8,807,986

			13,974,969

6,021,018	USD	Citigroup Mortgage Loan Trust Series 2005-4, Class A 5.345% due 08/25/2035 (5)(6)	6,077,835

5,630,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	5,872,208

		CNH Equipment Trust
3,750,000	USD	Series 2010-B, Class A2 0.670% due 01/15/2013 (5)	3,752,517
13,390,000	USD	Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	14,037,453

			17,789,970

		Commercial Mortgage Pass Through Certificates
2,421,852	USD	Series 2010-C1, Class A1 3.156% due 11/10/2015 (5)(9)	2,435,716

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Commercial Mortgage Pass Through Certificates—Continued

3,890,000	USD	Series 2007-C9, Class A4 5.815% due 12/10/2049 (5)(6)	$4,219,138

			6,654,854

		Countrywide Alternative Loan Trust
3,297,003	USD	Series 2004-24CB, Class 2A1 5.000% due 11/25/2019 (5)	3,443,741
5,160,000	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	5,266,479
1,416,573	USD	Series 2004-24CB, Class 1A1 6.000% due 11/25/2034 (5)	1,434,236
9,984,087	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	9,859,216
8,846,436	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	8,778,279
2,510,683	USD	Series 2005-21CB, Class A9 5.500% due 06/25/2035 (5)	2,518,346
4,885,955	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	4,567,346

			35,867,643

		Credit Suisse First Boston Mortgage Securities
4,932,048	USD	Series 2004-8, Class 5A1 6.000% due 11/25/2034 (5)	4,899,132
1,820,384	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	1,750,076

			6,649,208

		Credit Suisse Mortgage Capital Certificates
5,610,000	USD	Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	5,959,751
6,900,000	USD	Series 2006-C5, Class A3 5.311% due 12/15/2039 (5)	7,230,892

			13,190,643

		FDIC Structured Sale Guaranteed Notes
4,173,857	USD	Series 2010-L2A, Class A 3.000% due 09/30/2019 (9)	4,237,475
6,614,906	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 (5)(9)	6,658,221

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		FDIC Structured Sale Guaranteed Notes—Continued

2,581,743	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 (5)(9)	$2,627,950
5,595,769	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 (9)	5,623,748
5,449,675	USD	Series 2010-S1, Class 1A 0.811% due 02/25/2048 (5)(6)(9)	5,454,468

			24,601,862

5,003,967	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 (5)(9)	5,005,770

		First Horizon Asset Securities
4,792,000	USD	Series 2006-2, Class 1A7 6.000% due 08/25/2036 (5)	4,892,783
922,332	USD	Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	930,106

			5,822,889

		Ford Credit Floorplan Master Owner Trust
5,560,000	USD	Series 2006-4, Class A 0.511% due 06/15/2013 (5)(6)	5,547,336
7,470,000	USD	Series 2009-2, Class A 1.811% due 09/15/2014 (6)	7,577,148

			13,124,484

		GE Capital Commercial Mortgage
4,913,092	USD	Series 2002-1A, Class A3 6.269% due 12/10/2035 (5)	5,106,452
6,910,000	USD	Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	7,032,977

			12,139,429

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.810% due 01/17/2017 (5)(6)	2,600,000

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.811% due 10/20/2014 (5)(6)(9)	3,492,222

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

5,192,171	USD	GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1 4.995% due 09/19/2035 (5)(6)	$4,870,285

8,380,000	USD	GMAC Mortgage Servicer Advance Funding Series 2010-1A, Class A 4.250% due 01/15/2022 (5)(9)	8,421,989

4,830,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	5,144,893

		GS Mortgage Securities
4,757,000	USD	Series 2006-GG8, Class A4 5.560% due 11/10/2039 (5)	5,134,840
3,190,000	USD	Series 2010-C1, Class A2 4.592% due 08/10/2043 (5)(9)	3,205,955
8,474,512	USD	Series 2010-C2 3.849% due 12/10/2043 (5)(6)(9)	8,696,129

			17,036,924

1,472,724	USD	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 5.138% due 01/25/2036 (5)(6)	1,331,976

		Harley-Davidson Motorcycle Trust
1,675,275	USD	Series 2009-4, Class A2 1.160% due 10/15/2012 (5)	1,676,743
456,317	USD	Series 2006-2, Class A2 5.350% due 03/15/2013 (5)	459,931

			2,136,674

2,952,708	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.440% due 12/25/2036 (5)(6)	2,278,640

7,200,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.511% due 11/17/2014 (5)(6)(9)	7,287,585

		Indymac INDA Mortgage Loan Trust
6,291,079	USD	Series 2005-AR2, Class 3A1 4.988% due 01/25/2036 (5)(6)	5,798,808

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Indymac INDA Mortgage Loan Trust—Continued

891,653	USD	Series 2006-AR1, Class A1 5.650% due 08/25/2036 (5)(6)	$868,674

			6,667,482

		JP Morgan Mortgage Trust
3,910,912	USD	Series 2005-A2, Class 3A2 4.778% due 04/25/2035 (5)(6)	3,780,366
3,529,219	USD	Series 2007-A1, Class 2A2 3.084% due 07/25/2035 (5)(6)	3,341,855
1,925,000	USD	Series 2005-A5, Class 2A2 2.998% due 08/25/2035 (5)(6)	1,669,786
4,991,596	USD	Series 2005-A6, Class 4A1 5.423% due 09/25/2035 (5)(6)	4,743,930
4,862,672	USD	Series 2005-A8, Class 1A1 5.407% due 11/25/2035 (5)(6)	4,632,473
5,737,361	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	5,469,165

			23,637,575

		JPMorgan Chase Commercial Mortgage Securities
1,920,000	USD	Series 2002-CIB4, Class A3 6.162% due 05/12/2034 (5)	1,995,155
7,110,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	7,479,735

			9,474,890

		LB-UBS Commercial Mortgage Trust
5,947,000	USD	Series 2002-C2, Class A4 5.594% due 06/15/2031 (5)	6,211,088
7,860,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	8,391,377
6,720,000	USD	Series 2007-C1, Class A4 5.424% due 02/15/2040 (5)	7,135,155

			21,737,620

2,845,411	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.968% due 02/25/2036 (5)(6)	2,691,131

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

1,836,976	USD	MASTR Alternative Loans Trust Series 2004-10, Class 4A1 6.000% due 09/25/2019 (5)	$1,875,006

5,078,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414% due 07/12/2046 (5)(6)	5,426,408

		MLCC Mortgage Investors
4,188,396	USD	Series 2006-1, Class 2A1 2.908% due 02/25/2036 (5)(6)	4,009,085
3,643,331	USD	Series 2007-2, Class 2A1 5.893% due 06/25/2037 (5)(6)	3,416,118
3,027,626	USD	Series 2007-3, Class 2A2 5.848% due 09/25/2037 (5)(6)	2,780,693

			10,205,896

1,609,644	USD	MMAF Equipment Finance Series 2009-AA, Class A2 1.730% due 04/16/2012 (5)(9)	1,609,875

2,600,000	USD	Morgan Stanley Capital I Series 2006-T23, Class A4 5.806% due 08/12/2041 (5)(6)	2,869,921

2,350,954	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	2,377,167

2,522,114	USD	Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.994% due 11/25/2034 (5)(6)	2,592,891

4,070,000	USD	Navistar Financial Dealer Note Master Trust Series 2009-1, Class A 1.710% due 10/26/2015 (6)(9)	4,114,349

		NCUA Guaranteed Notes
2,189,948	USD	Series 2010-R2, Class 1A 0.635% due 11/06/2017 (5)(6)	2,189,948
4,847,179	USD	Series 2010-R2, Class 2A 0.735% due 11/05/2020 (5)(6)	4,816,884

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		NCUA Guaranteed Notes—Continued

6,835,026	USD	Series 2010-R3, Class 1A 0.821% due 12/08/2020 (5)(6)	$6,839,332

			13,846,164

3,580,000	USD	OBP Depositor Trust Series 2010-OBP, Class A 4.646% due 07/15/2045 (9)	3,671,314

		Residential Funding Mortgage Securities I
1,598,114	USD	Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	1,618,547
603,170	USD	Series 2007-S2, Class A3 6.000% due 02/25/2037 (5)	602,573

			2,221,120

		Small Business Administration
6,160,297	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	6,524,266
392,175	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	422,667
4,108,406	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	4,441,290

			11,388,223

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	5,034,603

		Thornburg Mortgage Securities Trust
5,398,988	USD	Series 2007-4, Class 3A1 6.180% due 09/25/2037 (5)(6)	5,327,846
8,294,930	USD	Series 2007-4, Class 2A1 6.195% due 09/25/2037 (5)(6)	8,209,592

			13,537,438

5,855,000	USD	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 6.041% due 08/15/2039 (5)(6)	6,396,726

2,450,000	USD	Vornado DP Series 2010-FX, Class A2 4.004% due 09/13/2020 (9)	2,373,370

44

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

4,344,791	USD	Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1 5.121% due 10/20/2035 (5)(6)	$4,164,804

		WaMu Mortgage Pass Through Certificates
4,029,551	USD	Series 2005-AR3, Class A1 2.711% due 03/25/2035 (5)(6)	3,666,567
7,430,000	USD	Series 2005-AR5, Class A5 2.704% due 05/25/2035 (5)(6)	6,923,389
11,840,000	USD	Series 2005-AR7, Class A3 2.783% due 08/25/2035 (5)(6)	10,730,304
5,595,000	USD	Series 2005-AR10, Class 1A2 2.767% due 09/25/2035 (5)(6)	5,111,819
3,021,666	USD	Series 2005-AR14, Class 1A1 2.669% due 12/25/2035 (5)(6)	2,946,704

			29,378,783

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 (5)(9)	3,985,731

8,562,089	USD	Wells Fargo Mortgage Backed Securities Series 2005-AR15, Class 1A1 5.061% due 09/25/2035 (5)(6)	7,992,710

		Wells Fargo Mortgage Backed Securities Trust
5,430,304	USD	Series 2005-AR13, Class 4A1 5.357% due 05/25/2035 (5)(6)	5,128,363
2,339,036	USD	Series 2005-17, Class 1A1 5.500% due 01/25/2036 (5)	2,276,695
6,112,631	USD	Series 2006-AR6, Class 5A1 4.717% due 03/25/2036 (5)(6)	6,060,402
6,903,613	USD	Series 2006-AR6, Class 7A1 5.068% due 03/25/2036 (5)(6)	6,722,058
3,720,000	USD	Series 2006-13, Class A8 6.000% due 10/25/2036 (5)	3,766,420
2,905,000	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,656,798
8,508,802	USD	Series 2007-13, Class A1 6.000% due 09/25/2037 (5)	8,407,577

45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Wells Fargo Mortgage Backed Securities Trust—Continued

6,107,276	USD	Series 2007-14, Class 1A1 6.000% due 10/25/2037 (5)	$6,009,486

			41,027,799

			540,662,342

		Russia—0.0%
550,800	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.861% due 09/10/2033 (5)(6)(9)	415,854

		TOTAL ASSET BACKED SECURITIES (Cost $517,813,070)	541,078,196

CORPORATE BONDS—30.9%

		United States—14.1%
		Abbott Laboratories
4,350,000	USD	5.600% due 11/30/2017 (5)	4,982,246

		American Express Credit
3,810,000	USD	2.750% due 09/15/2015	3,745,203

		American Water Capital
4,440,000	USD	6.085% due 10/15/2017 (5)	5,039,658

		Anheuser-Busch Co
6,380,000	USD	5.500% due 01/15/2018 (5)	7,037,453
1,560,000	USD	4.500% due 04/01/2018 (5)	1,617,364
963,000	USD	7.550% due 10/01/2030 (5)	1,150,761

			9,805,578

		Axis Specialty Finance
2,830,000	USD	5.875% due 06/01/2020 (5)	2,842,497

		Celgene Corp
5,200,000	USD	3.950% due 10/15/2020 (5)	4,947,368

		Cisco Systems
4,195,000	USD	5.500% due 01/15/2040 (5)	4,240,541

		Citigroup Inc
6,180,000	USD	6.010% due 01/15/2015	6,814,624

		Comcast Corp
4,730,000	USD	6.950% due 08/15/2037 (5)	5,235,088

46

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Consolidated Edison
6,140,000	USD	5.850% due 04/01/2018 (5)	$6,982,083

		CR Bard
1,610,000	USD	4.400% due 01/15/2021 (5)	1,632,848

		CSX Corp
6,934,000	USD	3.700% due 10/30/2020 (5)	6,570,846
3,609,000	USD	5.500% due 04/15/2041 (5)	3,502,737

			10,073,583

		Delmarva Power & Light
2,550,000	USD	6.400% due 12/01/2013 (5)	2,876,051

		Edison International
2,400,000	USD	3.750% due 09/15/2017 (5)	2,406,912

		Eli Lilly
3,290,000	USD	4.500% due 03/15/2018 (5)	3,468,068
2,861,000	USD	7.125% due 06/01/2025	3,607,455

			7,075,523

		General Electric
3,080,000	USD	5.250% due 12/06/2017	3,340,423

		General Electric Capital
1,370,000	USD	6.000% due 08/07/2019	1,523,830
2,180,000	USD	4.625% due 01/07/2021	2,163,249

			3,687,079

		Goldman Sachs
6,050,000	USD	5.375% due 03/15/2020	6,238,367

		Goodrich Corp
2,220,000	USD	3.600% due 02/01/2021 (5)	2,088,782

		Harley-Davidson Funding
4,520,000	USD	5.750% due 12/15/2014 (9)	4,810,532
2,033,000	USD	6.800% due 06/15/2018 (5)(9)	2,194,329

			7,004,861

		Hasbro Inc
1,340,000	USD	6.350% due 03/15/2040 (5)	1,324,979

		Heinz (H.J.) Finance
1,013,000	USD	6.750% due 03/15/2032 (5)	1,124,607

47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Heinz (H.J.) Finance—Continued

1,920,000	USD	7.125% due 08/01/2039 (5)(9)	$2,256,023

			3,380,630

		JPMorgan Chase
2,390,000	USD	3.400% due 06/24/2015	2,444,951
5,630,000	USD	4.950% due 03/25/2020	5,738,991

			8,183,942

		Merck & Co
7,370,000	USD	3.875% due 01/15/2021 (5)	7,286,690

		Metropolitan Life Global Funding I
3,500,000	USD	2.500% due 09/29/2015 (9)	3,457,751

		Morgan Stanley
3,290,000	USD	6.000% due 05/13/2014	3,602,339
2,830,000	USD	5.500% due 01/26/2020 (5)	2,829,196

			6,431,535

		National Rural Utilities Cooperative Finance
2,980,000	USD	1.900% due 11/01/2015 (5)	2,896,518

		NBC Universal
4,770,000	USD	5.150% due 04/30/2020 (5)(9)	4,927,253

		Noble Holding International
3,570,000	USD	6.050% due 03/01/2041 (5)	3,557,084

		Omnicom Group
4,295,000	USD	4.450% due 08/15/2020 (5)	4,224,510

		Pfizer Inc
5,510,000	USD	5.350% due 03/15/2015 (5)	6,204,442

		Pharmacia Corp
650,000	USD	6.500% due 12/01/2018 (5)	773,005

		Procter & Gamble
2,150,000	USD	4.700% due 02/15/2019 (5)	2,333,146

		Renre North America Holdings
2,660,000	USD	5.750% due 03/15/2020 (5)	2,694,628

		Roche Holdings
4,320,000	USD	5.000% due 03/01/2014 (5)(9)	4,735,381

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		SAIC Inc
3,560,000	USD	4.450% due 12/01/2020 (5)(9)	$3,578,241

		Sempra Energy
6,230,000	USD	6.500% due 06/01/2016 (5)	7,219,455

		Time Warner Cable
8,510,000	USD	6.750% due 07/01/2018 (5)	9,870,553

		UnitedHealth Group
3,620,000	USD	6.875% due 02/15/2038 (5)	4,145,085

		Validus Holdings
5,490,000	USD	8.875% due 01/26/2040 (5)	5,857,188

		Virginia Electric and Power, Series A
1,930,000	USD	5.400% due 04/30/2018 (5)	2,162,019

		Wal-Mart Stores
5,190,000	USD	4.875% due 07/08/2040	4,786,799

		Williams Partners
3,280,000	USD	4.125% due 11/15/2020 (5)	3,099,967

		Wyeth
580,000	USD	7.250% due 03/01/2023	719,046
840,000	USD	6.450% due 02/01/2024 (5)	983,982

			1,703,028

			205,893,144

		Canada—3.3%
		Bank of Montreal
6,680,000	USD	2.625% due 01/25/2016 (9)	6,681,523

		Bank of Nova Scotia
6,610,000	USD	1.650% due 10/29/2015 (9)	6,357,419

		Canadian Imperial Bank
4,110,000	USD	2.750% due 01/27/2016 (9)	4,125,236

		CDP Financial
4,870,000	USD	4.400% due 11/25/2019 (5)(9)	4,939,061

		National Bank of Canada
5,250,000	USD	1.650% due 01/30/2014 (9)	5,259,166

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued

		Royal Bank of Canada
19,740,000	USD	3.125% due 04/14/2015 (9)	$20,291,812

			47,654,217

		Supranational—3.2%
		Asian Development Bank
9,090,000	AUD	6.000% due 01/20/2015	9,187,843
6,770,000	AUD	5.500% due 02/15/2016	6,640,282

			15,828,125

		International Bank for Reconstruction & Development
13,750,000	AUD	5.500% due 10/21/2014	13,695,409
8,860,000	AUD	5.750% due 10/21/2019	8,665,205

			22,360,614

		International Finance
8,880,000	AUD	5.750% due 03/16/2015	8,889,035

			47,077,774

		United Kingdom—3.1%
		Anglo American Capital
4,269,000	USD	9.375% due 04/08/2014 (5)(9)	5,198,797

		AstraZeneca PLC
4,220,000	USD	5.900% due 09/15/2017 (5)	4,872,661

		Barclays Bank
6,730,000	USD	2.500% due 09/21/2015 (9)	6,509,855
2,930,000	USD	5.125% due 01/08/2020	2,976,731

			9,486,586

		Diageo Capital
2,705,000	USD	4.850% due 05/15/2018	2,832,617

		HSBC Bank
1,660,000	USD	3.500% due 06/28/2015 (9)	1,693,545

		Lloyds TSB Bank
6,230,000	USD	4.875% due 01/21/2016	6,242,136

		Royal Bank Of Scotland
7,110,000	USD	3.950% due 09/21/2015	6,941,976

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United Kingdom—Continued

		Vodafone Group
7,166,000	USD	4.150% due 06/10/2014 (5)	$7,636,641

			44,904,959

		France—2.0%
		BNP Paribas Home Loan Covered Bonds
12,130,000	USD	2.200% due 11/02/2015 (9)	11,640,870

		Cie de Financement Foncier
5,400,000	USD	2.125% due 04/22/2013 (9)	5,451,489

		Dexia Credit Local
8,450,000	USD	2.000% due 03/05/2013 (9)	8,410,986

		Lafarge SA
4,195,000	USD	7.125% due 07/15/2036 (5)	4,082,100

			29,585,445

		Netherlands—2.0%
		ING Bank
5,130,000	USD	2.500% due 01/14/2016 (9)	5,029,052

		Koninklijke Philips Electronics N.V.
3,500,000	USD	5.750% due 03/11/2018 (5)	3,943,408

		Rabobank Nederland
11,460,000	USD	2.125% due 10/13/2015	11,082,542

		Shell International Finance
4,730,000	USD	3.100% due 06/28/2015 (5)	4,885,513
3,645,000	USD	6.375% due 12/15/2038 (5)	4,194,342

			9,079,855

			29,134,857

		Australia—0.7%
		National Australia Bank
1,900,000	USD	4.375% due 12/10/2020 (9)	1,850,915

		QBE Insurance Group
2,490,000	USD	9.750% due 03/14/2014 (9)	2,918,641

		Westpac Banking
6,120,000	USD	3.000% due 08/04/2015	6,135,380

			10,904,936

51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Brazil—0.5%
		Petrobras International Finance
3,630,000	USD	5.875% due 03/01/2018 (5)	$3,888,790
3,160,000	USD	6.875% due 01/20/2040 (5)	3,274,383

			7,163,173

		Germany—0.4%
		Deutsche Telekom International Finance
5,820,000	USD	4.875% due 07/08/2014 (5)	6,305,545

		Norway—0.3%
		Statoil ASA
4,820,000	USD	3.125% due 08/17/2017 (5)	4,832,715

		United Arab Emirates—0.3%
		IPIC GMTN
2,020,000	USD	3.125% due 11/15/2015 (9)	1,963,818
2,800,000	USD	5.000% due 11/15/2020 (9)	2,740,469

			4,704,287

		Hong Kong—0.3%
		Hutchison Whampoa International
3,450,000	USD	5.750% due 09/11/2019 (9)	3,739,352

		Ireland—0.3%
		Iberdrola Finance
3,640,000	USD	3.800% due 09/11/2014 (5)(9)	3,647,196

		Switzerland—0.2%
		Credit Suisse New York
2,840,000	USD	4.375% due 08/05/2020	2,757,001

		China—0.2%
		CNOOC Finance 2011
2,320,000	USD	5.750% due 01/26/2041 (9)	2,310,024

		TOTAL CORPORATE BONDS (Cost $441,777,986)	450,614,625

FOREIGN GOVERNMENT AND AGENCY BONDS—16.1%

		Brazil—6.3%
5,500,000	BRL	Brazil Letras do Tesouro Nacional Zero Coupon due 04/01/2011	3,238,601

52

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued
		Brazil—Continued

151,110,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2012	$88,668,415

			91,907,016

		Mexico—3.2%
470,700,000	MXN	Mexican Bonos 10.000% due 12/05/2024	46,887,634

		Poland—2.7%
109,153,000	PLN	Poland Government Bond 6.250% due 10/24/2015	38,817,546

		Canada—2.4%
14,080,000	CAD	Canada Housing Trust No 1 2.750% due 12/15/2015	14,074,094

		Province of Ontario Canada
5,910,000	USD	1.375% due 01/27/2014	5,907,411
14,530,000	USD	3.150% due 12/15/2017	14,458,571

			20,365,982

			34,440,076

		Australia—1.0%
15,340,000	AUD	Australian Government Bond 4.500% due 04/15/2020	14,203,895

		Qatar—0.5%
7,570,000	USD	State of Qatar 4.000% due 01/20/2015 (5)(9)	7,910,650

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $228,316,389)	234,166,817

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—13.1%
		Federal Home Loan Mortgage Corporation
9,350,000	USD	1.375% due 02/25/2014	9,410,036
29,563,512	USD	6.500% due 05/01/2022-12/01/2038	32,946,174
789,703	USD	2.807% due 09/01/2035 (6)	827,584
1,119,007	USD	2.774% due 04/01/2036 (6)	1,173,213

			44,357,007

		Federal National Mortgage Association Corporation
1,605,777	USD	2.606% due 11/01/2035 (6)	1,690,143
933,519	USD	3.954% due 02/01/2036 (6)	979,828

53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		Federal National Mortgage Association Corporation—Continued

19,068,514	USD	6.000% due 06/01/2036-02/01/2038	$20,745,388
2,808,460	USD	5.474% due 06/01/2037 (6)	2,977,404
4,945,222	USD	5.666% due 12/01/2037 (6)	5,273,667

			31,666,430

15,990,000	USD	Federal National Mortgage Association Corporation TBA 4.500% due 02/01/2041	16,352,269

11,639,093	USD	Government National Mortgage Association 6.000% due 04/15/2037-09/15/2038	12,867,308

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	4,191,006
4,870,100	USD	4.375% due 11/15/2039	4,723,997
14,592,449	USD	2.125% due 02/15/2040	14,815,903

			23,730,906

		U.S. Treasury Notes
5,560,000	USD	1.000% due 01/15/2014	5,566,516
37,736,700	USD	1.375% due 11/30/2015	36,864,039
20,510,000	USD	2.625% due 11/15/2020	19,231,325

			61,661,880

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $186,554,355)	190,635,800

MUNICIPAL OBLIGATIONS—1.6%

		United States—1.6%
4,085,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	4,018,456

3,535,000	USD	Commonwealth of Pennsylvania, General Obligation Unlimited 4.650% due 02/15/2026	3,396,958

3,360,000	USD	East Bay Municipal Utility District, Revenue Bonds 5.874% due 06/01/2040	3,307,685

3,240,000	USD	New York State Dormitory Authority, Revenue Bonds 5.000% due 10/01/2041 (5)	3,271,849

54

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
MUNICIPAL OBLIGATIONS—Continued
		United States—Continued

		State of Connecticut, General Obligation Unlimited
700,000	USD	5.632% due 12/01/2029	$695,499
4,280,000	USD	5.850% due 03/15/2032	4,391,023

			5,086,522

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	4,747,393

		TOTAL MUNICIPAL OBLIGATIONS (Cost $24,082,981)	23,828,863

REPURCHASE AGREEMENT—0.9%

		United States—0.9%
12,656,789	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $12,656,800 and an effective yield of 0.03%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.540%-0.580%, maturities ranging from 05/27/2011-06/01/2011, and an aggregate fair value of $12,912,200. (Cost $12,656,789)	12,656,789

		TOTAL INVESTMENTS—99.7% (Cost $1,411,201,570)	1,452,981,090
		OTHER ASSETS AND LIABILITIES—0.3%	4,273,416

		TOTAL NET ASSETS—100.0%	$1,457,254,506

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,413,077,280.

55

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/07/11	Westpac Banking	AUD	33,014,014	32,765,965	32,201,310	$564,655
02/02/11	Credit Suisse	BRL	56,540,000	33,918,234	33,396,126	522,108
02/02/11	Deutsche Bank AG London	BRL	91,289,799	54,764,570	54,179,919	584,651
03/07/11	Deutsche Bank AG London	CAD	6,847,514	6,833,508	6,843,136	(9,628)
03/07/11	Westpac Banking	CAD	36,664,124	36,589,129	36,705,602	(116,473)
03/14/11	Deutsche Bank AG London	CAD	25,400,824	25,345,040	25,136,635	208,405
10/12/11	Deutsche Bank AG London	KZT	2,217,390,000	15,163,647	15,198,013	(34,366)

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,719,352

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
03/07/11	Deutsche Bank AG London	AUD	9,540,990	9,469,304	9,371,222	$(98,082)
03/07/11	UBS AG	AUD	10,270,990	10,193,819	10,151,400	(42,419)
03/07/11	Westpac Banking	AUD	42,664,630	42,344,071	41,703,351	(640,720)
02/02/11	Credit Suisse	BRL	56,540,000	33,918,234	32,481,186	(1,437,048)
02/02/11	Deutsche Bank AG London	BRL	91,289,799	54,764,570	52,465,402	(2,299,168)
03/07/11	Westpac Banking	CAD	28,570,332	28,511,891	28,415,266	(96,625)
03/14/11	JPMorgan Chase Bank N.A.	CAD	22,050,000	22,001,575	22,128,334	126,759
02/16/11	Credit Suisse	PLN	112,448,981	39,120,649	39,144,004	23,355

Net unrealized depreciation on forward foreign exchange contracts to sell						$(4,463,948)

56

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— United States Dollar

57

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio Total Return Bond Fund

At January 31, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Asset Backed Securities	37.1%	$541,078,196
Corporate Bonds	30.9	450,614,625
Foreign Government and Agency Bonds	16.1	234,166,817
U.S. Government and Agency Obligations	13.1	190,635,800
Municipal Obligations	1.6	23,828,863
Short-term Investment	0.9	12,656,789

Total Investments	99.7	1,452,981,090
Other Assets and Liabilities (Net)	0.3	4,273,416

Net Assets	100.0%	$1,457,254,506

58

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—74.5%†

		United States—54.9%
		ABN Amro NA
15,045,000	USD	6.523% due 12/29/2049 (5)(6)(9)	$13,465,275

		Activant Solutions
13,368,000	USD	9.500% due 05/01/2016 (5)	13,601,940

		AES Corp
3,635,000	USD	9.750% due 04/15/2016 (5)	4,207,513
23,790,000	USD	8.000% due 06/01/2020 (5)	26,050,050

			30,257,563

		Alere Inc
5,530,000	USD	9.000% due 05/15/2016 (5)	5,854,888

		Allison Transmission
16,830,000	USD	11.000% due 11/01/2015 (5)(9)	18,513,000
6,849,720	USD	11.250% due 11/01/2015 (5)(9)	7,551,816

			26,064,816

		Ally Financial
14,440,000	USD	8.000% due 03/15/2020	16,353,300

		American Achievement
10,590,000	USD	10.875% due 04/15/2016 (5)(9)	10,537,050

		Aramark Corp
10,985,000	USD	3.787% due 02/01/2015 (5)(6)	10,902,612

		Asbury Automotive
6,190,000	USD	7.625% due 03/15/2017 (5)	6,313,800
9,415,000	USD	8.375% due 11/15/2020 (5)(9)	9,862,213

			16,176,013

		ATP Oil & Gas
40,240,000	USD	11.875% due 05/01/2015 (5)	39,837,600

		Avis Budget Car Rental
19,400,000	USD	8.250% due 01/15/2019 (5)	20,321,500

		Berry Plastics
4,060,000	USD	9.500% due 05/15/2018 (5)	4,303,600
27,240,000	USD	9.750% due 01/15/2021 (5)(9)	28,602,000

			32,905,600

		Bumble Bee Acquisition
16,755,000	USD	9.000% due 12/15/2017 (5)(9)	17,948,794

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Calpine Corp
8,910,000	USD	7.875% due 07/31/2020 (5)(9)	$9,377,775
15,340,000	USD	7.500% due 02/15/2021 (5)(9)	15,608,450
10,010,000	USD	7.875% due 01/15/2023 (5)(9)	10,172,662

			35,158,887

		Capital One Capital III
5,091,000	USD	7.686% due 08/15/2036 (5)	5,224,639

		Carrizo Oil & Gas
18,995,000	USD	8.625% due 10/15/2018 (5)(9)	20,039,725

		Casella Waste Systems
18,405,000	USD	9.750% due 02/01/2013 (5)	18,681,075
5,780,000	USD	11.000% due 07/15/2014 (5)	6,516,950
8,790,000	USD	7.750% due 02/15/2019 (5)(9)	9,031,725

			34,229,750

		Chesapeake Energy
1,215,000	USD	6.875% due 08/15/2018 (5)	1,274,231
3,645,000	USD	6.625% due 08/15/2020 (5)	3,790,800

			5,065,031

		Citigroup Capital XXI, Multi-Coupon
7,505,000	USD	8.300% due 12/21/2057 (5)(6)	7,870,869

		CityCenter Holdings/Finance
6,345,000	USD	7.625% due 01/15/2016 (5)(9)	6,519,488

		Clear Channel Worldwide, Series B
49,692,000	USD	9.250% due 12/15/2017 (5)	55,282,350

		Clearwire Communications/Finance
1,840,000	USD	12.000% due 12/01/2015 (5)(9)	2,014,800
26,605,000	USD	12.000% due 12/01/2017 (5)(9)	28,799,912

			30,814,712

		Cloud Peak Energy Resources
21,195,000	USD	8.250% due 12/15/2017 (5)	23,182,031
10,845,000	USD	8.500% due 12/15/2019 (5)	12,146,400

			35,328,431

		CommScope Inc
15,590,000	USD	8.250% due 01/15/2019 (5)(9)	16,252,575

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		DineEquity Inc
14,975,000	USD	9.500% due 10/30/2018 (5)(9)	$16,191,719

		DPH Holdings
1,500,000	USD	6.550% due 06/15/2006 (4)(5)(7)	63,750

		Dresdner Funding Trust I
6,255,000	USD	8.151% due 06/30/2031 (5)(9)	5,582,588

		E*Trade Financial
6,685,000	USD	12.500% due 11/30/2017 (5)	7,980,219

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,108,920
19,119,000	USD	7.800% due 08/01/2031 (5)	19,558,565

			23,667,485

		Energy Future Holdings
14,355,000	USD	10.250% due 01/15/2020 (5)(9)	15,260,872

		Energy Future Holdings, Series P
15,030,000	USD	5.550% due 11/15/2014 (5)	9,769,500

		Entravision Communications
11,365,000	USD	8.750% due 08/01/2017 (5)	12,217,375

		Exide Technologies
9,650,000	USD	8.625% due 02/01/2018 (5)(9)	10,216,937

		First Data
29,190,000	USD	8.250% due 01/15/2021 (5)(9)	28,241,325
12,630,000	USD	8.750% due 01/15/2022 (5)(9)	12,345,825

			40,587,150

		Ford Motor Credit
6,870,000	USD	7.000% due 04/15/2015	7,560,627
3,200,000	USD	8.000% due 12/15/2016	3,633,971
17,145,000	USD	8.125% due 01/15/2020	20,126,104

			31,320,702

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	16,308,000
20,275,000	USD	9.000% due 08/15/2031 (5)	21,592,875

			37,900,875

		General Motors
2,240,000	USD	7.125% due 07/15/2013 (5)(7)	806,400

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		General Motors—Continued

7,200,000	USD	8.800% due 03/01/2021 (7)	$2,538,000
35,495,000	USD	8.250% due 07/15/2023 (5)(7)	12,600,725
2,485,000	USD	8.100% due 06/15/2024 (5)(7)	875,963
2,415,000	EUR	8.375% due 07/05/2033 (7)	1,190,339
3,550,000	USD	8.375% due 07/15/2033 (5)(7)	1,278,000
3,460,000	USD	7.375% due 05/23/2048 (5)(7)	1,202,350

			20,491,777

		Giant Funding
6,545,000	USD	8.250% due 02/01/2018 (5)(9)	6,814,981

		Great Atlantic & Pacific Tea
11,160,000	USD	11.375% due 08/01/2015 (5)(7)(9)	9,876,600

		Harbinger Group
2,245,000	USD	10.625% due 11/15/2015 (5)(9)	2,323,575

		HCA Holdings
15,180,000	USD	7.750% due 05/15/2021 (5)(9)	15,901,050

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	2,828,200
3,859,000	USD	7.250% due 09/15/2020 (5)	4,148,425

			6,976,625

		Headwaters Inc
25,056,000	USD	11.375% due 11/01/2014 (5)	28,062,720

		Hertz Corp
10,870,000	EUR	7.875% due 01/01/2014 (5)	15,291,937
6,695,000	USD	7.500% due 10/15/2018 (5)(9)	7,113,438
3,330,000	USD	6.750% due 04/15/2019 (5)(9)	3,367,463
15,290,000	USD	7.375% due 01/15/2021 (5)(9)	15,978,050

			41,750,888

		IASIS Healthcare Capital
11,449,000	USD	8.750% due 06/15/2014 (5)	11,806,781

		IMS Health
23,890,000	USD	12.500% due 03/01/2018 (5)(9)	28,190,200

		ING Capital
14,215,000	USD	3.903% due 12/29/2049 (5)(6)	13,526,013

		Interactive Data
14,230,000	USD	10.250% due 08/01/2018 (5)(9)	15,830,875

62

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		International Lease Finance
10,330,000	USD	8.750% due 03/15/2017 (9)	$11,595,425
4,245,000	USD	8.875% due 09/01/2017	4,749,094

			16,344,519

		Inverness Medical Innovations
5,715,000	USD	7.875% due 02/01/2016 (5)	5,922,169

		JP Morgan Chase Capital XX, Series T
2,460,000	USD	6.550% due 09/29/2036 (5)	2,490,445

		K Hovnanian Enterprises
28,971,000	USD	10.625% due 10/15/2016 (5)	30,854,115
3,575,000	USD	8.625% due 01/15/2017 (5)	2,654,438

			33,508,553

		KB Home
3,910,000	USD	5.875% due 01/15/2015 (5)	3,900,225
10,650,000	USD	9.100% due 09/15/2017 (5)	11,315,625

			15,215,850

		Landry’s Restaurant
14,320,000	USD	11.625% due 12/01/2015 (5)	15,573,000

		Level 3 Financing
31,976,000	USD	10.000% due 02/01/2018 (5)	32,135,880

		MacDermid Inc
25,265,000	USD	9.500% due 04/15/2017 (5)(9)	27,096,712

		Marquette Transportation
25,595,000	USD	10.875% due 01/15/2017 (5)(9)	26,490,825

		Merge Healthcare
15,145,000	USD	11.750% due 05/01/2015 (5)	16,280,875

		Meritage Homes
9,855,000	USD	7.731% due 04/30/2017 (5)(9)	9,239,063

		Mirant Americas Generation
3,555,000	USD	8.500% due 10/01/2021 (5)	3,768,300
35,242,650	USD	9.125% due 05/01/2031 (5)	36,476,143

			40,244,443

		Momentive Performance Materials
8,715,000	USD	9.000% due 01/15/2021 (5)(9)	9,303,263

63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Momentive Performance Materials—Continued

15,585,000	EUR	9.500% due 01/15/2021 (5)(9)	$22,938,573

			32,241,836

		Montana Re
3,025,000	USD	10.053% due 12/07/2012 (4)(6)(9)	3,059,788

		NES Rentals Holdings
6,115,000	USD	12.250% due 04/15/2015 (5)(9)	5,870,400

		New Albertsons
5,942,000	USD	7.750% due 06/15/2026	4,753,600
4,420,000	USD	6.625% due 06/01/2028	3,204,500
10,825,000	USD	7.450% due 08/01/2029 (5)	8,660,000
9,290,000	USD	8.700% due 05/01/2030 (5)	7,850,050

			24,468,150

		NewMarket Corp
7,675,000	USD	7.125% due 12/15/2016 (5)	7,905,250

		Packaging Dynamics
1,960,000	USD	8.750% due 02/01/2016 (5)(9)	2,006,550

		Paetec Escrow
31,770,000	USD	9.875% due 12/01/2018 (5)(9)	33,755,625

		Plains Exploration & Production
9,025,000	USD	10.000% due 03/01/2016 (5)	10,243,375
22,885,000	USD	8.625% due 10/15/2019 (5)	25,573,987
8,150,000	USD	7.625% due 04/01/2020 (5)	8,842,750

			44,660,112

		PNC Preferred Funding Trust I
8,980,000	USD	6.517% due 12/31/2049 (5)(6)(9)	7,240,008

		Reynolds Group Issuer
1,230,000	USD	7.125% due 04/15/2019 (5)(9)	1,276,125
28,755,000	USD	9.000% due 04/15/2019 (5)(9)	30,336,525

			31,612,650

		Rite Aid
7,310,000	USD	10.375% due 07/15/2016 (5)	7,803,425
38,625,000	USD	10.250% due 10/15/2019 (5)	41,183,906

			48,987,331

64

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		RSC Equipment Rental
11,625,000	USD	8.250% due 02/01/2021 (5)(9)	$11,944,687

		SandRidge Energy
12,545,000	USD	8.625% due 04/01/2015 (5)	12,984,075
11,430,000	USD	8.000% due 06/01/2018 (5)(9)	11,801,475
14,122,000	USD	8.750% due 01/15/2020 (5)	15,110,540

			39,896,090

		Spectrum Brands
2,515,000	USD	9.500% due 06/15/2018 (5)(9)	2,772,788

		Stanadyne Corp
9,605,000	USD	12.000% due 02/15/2015 (5)(8)	8,692,525

		Stanadyne Corp, Series 1
8,135,000	USD	10.000% due 08/15/2014 (4)(5)	8,216,350

		Standard Pacific
26,081,000	USD	10.750% due 09/15/2016 (5)	30,645,175
18,035,000	USD	8.375% due 01/15/2021 (5)(9)	18,373,156

			49,018,331

		SunGard Data Systems
20,255,000	USD	10.625% due 05/15/2015 (5)	22,609,644

		Swift Services Holdings
10,850,000	USD	10.000% due 11/15/2018 (5)(9)	11,785,812

		Toys R Us
1,650,000	USD	7.375% due 10/15/2018 (5)	1,645,875

		Toys R Us Property
23,535,000	USD	10.750% due 07/15/2017 (5)	27,124,087

		Uncle Acquisition 2010
645,000	USD	8.625% due 02/15/2019 (5)(9)	675,638

		United Air Lines
22,545,000	USD	9.875% due 08/01/2013 (5)(9)	24,686,775

		United Rentals North America
30,194,000	USD	9.250% due 12/15/2019 (5)	34,119,220
11,090,000	USD	8.375% due 09/15/2020 (5)	11,644,500

			45,763,720

		Universal Hospital Services
22,418,000	USD	3.834% due 06/01/2015 (5)(6)	21,241,055

65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Universal Hospital Services—Continued

860,000	USD	8.500% due 06/01/2015 (5)	$899,775

			22,140,830

		Vanguard Health
28,430,000	USD	8.000% due 02/01/2018 (5)	29,353,975

		Verso Paper
2,380,000	USD	8.750% due 02/01/2019 (5)(9)	2,478,175

		Verso Paper, Series B
5,500,000	USD	4.037% due 08/01/2014 (5)(6)	5,314,375
24,415,000	USD	11.375% due 08/01/2016 (5)	26,429,237

			31,743,612

		Visant Corp
12,970,000	USD	10.000% due 10/01/2017 (5)	13,813,050

		WCA Waste
7,325,000	USD	9.250% due 06/15/2014 (5)	7,618,000

		Wells Fargo Capital XIII, Multi-Coupon
4,650,000	USD	7.700% due 12/29/2049 (5)(6)	4,821,585

		Windstream Corp
21,470,000	USD	7.875% due 11/01/2017 (5)	23,107,087
2,400,000	USD	8.125% due 09/01/2018 (5)	2,562,000
1,500,000	USD	7.750% due 10/15/2020 (5)(9)	1,556,250
3,100,000	USD	7.750% due 10/15/2020 (5)	3,216,250

			30,441,587

		Wyle Services
28,975,000	USD	10.500% due 04/01/2018 (5)(9)	28,902,562

			1,826,820,397

		Canada—4.8%
		Air Canada
22,555,088	USD	9.250% due 08/01/2015 (5)(9)	24,133,944
20,527,642	USD	12.000% due 02/01/2016 (5)(9)	22,092,875

			46,226,819

		Garda World Security
13,975,000	USD	9.750% due 03/15/2017 (5)(9)	15,058,062

		Patheon Inc
23,732,000	USD	8.625% due 04/15/2017 (5)(9)	24,384,630

66

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued

		Postmedia Network
1,830,000	USD	12.500% due 07/15/2018 (5)(9)	$2,113,650

		Reliance Intermediate
12,950,000	USD	9.500% due 12/15/2019 (5)(9)	14,018,375

		Telesat Canada
6,315,000	USD	11.000% due 11/01/2015 (5)	7,120,163
19,247,000	USD	12.500% due 11/01/2017 (5)	23,385,105

			30,505,268

		Trinidad Drilling
27,540,000	USD	7.875% due 01/15/2019 (5)(9)	28,641,600

			160,948,404

		United Kingdom—4.0%
		Barclays Bank
4,126,000	USD	5.926% due 09/29/2049 (5)(6)(9)	3,754,660

		Barclays Bank, Series 1
6,870,000	USD	6.278% due 12/29/2049 (4)(5)(6)	5,873,850

		Channel Link Enterprises
35,615,000	EUR	2.504% due 06/30/2012 (6)	44,007,965

		EC Finance
7,390,000	EUR	9.750% due 08/01/2017 (5)(9)	11,232,015

		HBOS Capital Funding
14,650,000	USD	6.071% due 06/29/2049 (5)(6)(9)	12,818,750

		Intelsat Intermediate
15,419,000	USD	9.500% due 02/01/2015 (5)(8)	16,035,760

		Intelsat Jackson Holdings
17,485,000	USD	8.500% due 11/01/2019 (5)(9)	19,233,500

		Intelsat Luxembourg
7,250,000	USD	11.250% due 02/04/2017 (5)	8,174,375

		LBG Capital No. 1
1,520,000	EUR	6.439% due 05/23/2020	1,753,334

		LBG Capital No. 2
9,255,000	EUR	6.385% due 05/12/2020	10,707,406

			133,591,615

67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Germany—1.6%
		OXEA Finance
715,000	EUR	9.625% due 07/15/2017 (5)	$1,101,310
9,740,000	EUR	9.625% due 07/15/2017 (5)(9)	15,002,465

			16,103,775

		UPC Germany GmbH
25,665,000	EUR	8.125% due 12/01/2017 (5)(9)	38,126,078

			54,229,853

		Italy—1.5%
		Wind Acquisition Finance
2,650,000	EUR	11.750% due 07/15/2017 (5)(9)	4,154,707
6,300,000	USD	11.750% due 07/15/2017 (5)(9)	7,213,500
4,635,000	EUR	11.750% due 07/15/2017 (5)	7,266,818

			18,635,025

		Wind Acquisition Holdings Finance
8,968,048	EUR	12.250% due 07/15/2017 (5)	14,059,650
11,382,221	EUR	12.250% due 07/15/2017 (5)(9)	17,843,711

			31,903,361

			50,538,386

		Brazil—1.3%
		Banco Cruzeiro do Sul
4,025,000	USD	8.250% due 01/20/2016 (9)	3,911,092

		CESP Companhia Energetica Sao Paulo
10,270,000	BRL	9.750% due 01/15/2015 (4)(9)	8,392,496
17,281,000	BRL	9.750% due 01/15/2015 (4)	14,121,784

			22,514,280

		Fibria Overseas Finance
1,578,000	USD	7.500% due 05/04/2020 (5)	1,668,735
7,700,000	USD	7.500% due 05/04/2020 (5)(9)	8,142,750

			9,811,485

		Suzano Trading
5,165,000	USD	5.875% due 01/23/2021 (9)	5,068,156

			41,305,013

		Indonesia—1.0%
		Berau Capital Resources, Series 1
14,155,000	USD	12.500% due 07/08/2015 (5)(9)	16,455,188

68

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Indonesia—Continued

		GT 2005 Bonds, Multi-Coupon
18,645,000	USD	5.000% due 07/21/2014 (5)(8)	$17,619,525

			34,074,713

		Ireland—1.0%
		Ardagh Glass Finance
16,195,000	EUR	7.125% due 06/15/2017 (5)	21,563,621
855,000	EUR	8.750% due 02/01/2020 (5)(9)	1,223,302

			22,786,923

		Ardagh Packaging Finance
735,000	USD	7.375% due 10/15/2017 (5)(9)	774,506

		ATLAS VI Capital
2,715,000	EUR	10.506% due 04/06/2013 (4)(6)(9)	3,941,950

		Bank of Ireland
3,617,000	EUR	6.750% due 01/30/2012	4,891,973

		Ono Finance II
1,010,000	EUR	11.125% due 07/15/2019 (5)(9)	1,411,651

			33,807,003

		Netherlands—1.0%
		BLT Finance
7,432,000	USD	7.500% due 05/15/2014 (5)	5,808,309

		DTEK Finance
10,985,000	USD	9.500% due 04/28/2015 (9)	11,396,937

		Hertz Holdings
9,510,000	EUR	8.500% due 07/31/2015 (5)(9)	14,290,130

		Sensata Technologies
1,423,000	EUR	9.000% due 05/01/2016 (5)	2,074,940

			33,570,316

		Czech Republic—0.9%
		CET 21 SPOL
21,130,000	EUR	9.000% due 11/01/2017 (5)(9)	30,521,304

		Norway—0.8%
		Trico Shipping
31,239,065	USD	13.875% due 11/01/2014 (5)(6)(7)(9)	25,850,326

69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		Spain—0.5%
		Inaer Aviation Finance
12,605,000	EUR	9.500% due 08/01/2017 (5)	$17,171,849

		Russia—0.5%
		Evraz Group
14,745,000	USD	9.500% due 04/24/2018 (5)	16,827,731

		France—0.3%
		Europcar Group
1,115,000	EUR	4.550% due 05/15/2013 (5)(6)	1,502,749
4,835,000	EUR	4.550% due 05/15/2013 (5)(6)(9)	6,516,407

			8,019,156

		Labco SAS
690,000	EUR	8.500% due 01/15/2018 (5)(9)	970,693

			8,989,849

		China—0.2%
		China SCE Property
35,280,000	CNY	10.500% due 01/14/2016 (9)	5,142,663

		Mexico—0.1%
		MultiCat Mexico 2009, Series B
1,965,000	USD	10.250% due 10/19/2012 (4)(6)(9)	2,071,699

		MultiCat Mexico 2009, Series C
1,965,000	USD	10.250% due 10/19/2012 (4)(6)(9)	2,068,163

			4,139,862

		Switzerland—0.1%
		UBS AG
2,785,000	EUR	4.280% due 04/29/2049 (5)(6)	3,355,514

		Sweden—0.0%
		TVN Finance
115,000	EUR	10.750% due 11/15/2017 (5)	177,921

		TOTAL CORPORATE BONDS (Cost $2,304,931,511)	2,481,062,719

BANK LOANS—14.9%

		United States—10.1%
2,410,000	USD	CityCenter Holdings Zero Coupon due 01/13/2015 (6)	2,455,188

70

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued

		Coinmach Corp
4,924,623	USD	3.270% due 11/14/2014 (6)	$4,610,678
25,408,245	USD	3.280% due 11/20/2014 (6)	23,788,470

			28,399,148

		Fibertech Networks
10,260,000	USD	6.750% due 10/13/2016 (6)	10,465,200

		Global Brass & Copper
29,507,516	USD	10.250% due 07/29/2015 (6)	30,835,354

		Great Atlantic & Pacific Tea
1,670,000	USD	8.750% due 06/15/2012 (6)	1,690,875

		Hawker Beechcraft Acquisition
4,467,176	USD	2.272% due 03/26/2014 (6)	3,996,528
302,338	USD	2.303% due 03/26/2014 (6)	270,484
10,897,412	USD	10.500% due 03/26/2014 (6)	10,981,867

			15,248,879

		HHI Holding
23,720,482	USD	10.500% due 03/30/2015 (6)	24,135,590

		High Plains Broadcasting
6,062,313	USD	9.000% due 09/14/2016 (6)	6,092,624

		Inverness Medical
6,714,216	USD	4.510% due 06/26/2015 (6)	6,697,430

		N.E.W. Holdings I LLC
29,355,000	USD	9.500% due 03/22/2017 (6)	29,868,712

		Newport Television
22,165,193	USD	9.000% due 09/14/2016 (6)	22,303,725

		Spectrum Brands
18,040,000	USD	Zero Coupon due 06/06/2016 (6)	18,242,950
21,662,567	USD	8.000% due 06/16/2016 (6)	21,933,349

			40,176,299

		Texas Competitive Electric
21,055,303	USD	3.763% due 10/10/2014 (6)	17,467,668
8,159,800	USD	3.786% due 10/10/2014 (6)	6,763,071

			24,230,739

21,380,000	USD	Tribune Co Zero Coupon due 06/04/2014 (6)	15,763,474

71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued

		Univision Communications
49,197,128	USD	4.510% due 03/31/2017 (6)	$48,309,120

		Visteon Corp
28,713,038	USD	8.000% due 09/01/2017 (6)	29,107,842

			335,780,199

		United Kingdom—1.5%
		Ineos Holdings
34,540,192	EUR	9.001% due 12/16/2015 (6)	49,414,587

		France—1.1%
29,280,000	EUR	Tyrol Acquisition Zero Coupon due 07/19/2016 (6)	35,695,679

		Germany—0.9%
		Kabel Deutschland
22,434,810	EUR	8.274% due 11/18/2014 (6)	31,298,953

		Canada—0.9%
		Gateway Casinos & Entertainment
28,204,313	CAD	6.549% due 04/20/2016 (6)	28,447,951

1,356,845	USD	Progressive Moulded Products Zero Coupon due 08/16/2011 (4)(6)(7)	6,791

			28,454,742

		Netherlands—0.4%
		UPC Broadband
9,369,000	EUR	2.792% due 10/16/2011 (6)	12,800,849

		Norway—0.0%
1,248,341	USD	Trico Shipping 13.500% due 09/21/2011 (6)	1,248,341

		TOTAL BANK LOANS (Cost $471,213,805)	494,693,350

FOREIGN GOVERNMENT BONDS—2.9%

		Brazil—1.4%
		Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL	10.000% due 01/01/2012	20,898,191
46,435,000	BRL	10.000% due 01/01/2013	26,524,119

			47,422,310

72

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued

		Indonesia—0.8%
		Indonesia Treasury Bond
72,117,000,000	IDR	9.000% due 09/15/2013	$8,245,728
41,600,000,000	IDR	9.000% due 09/15/2018	4,717,048
117,200,000,000	IDR	10.000% due 09/15/2024	13,399,737

			26,362,513

		Ghana—0.5%
		Ghana Government Bond
4,400,000	GHS	14.470% due 12/15/2011 (4)	2,865,811
6,500,000	GHS	15.000% due 12/10/2012 (4)	4,334,221
2,800,000	GHS	19.000% due 01/14/2013 (4)	1,966,409
4,570,000	GHS	14.250% due 07/29/2013 (4)	3,025,493
4,120,000	GHS	13.300% due 09/30/2013 (4)	2,646,595

			14,838,529

		Venezuela—0.2%
10,405,000	USD	Venezuela Government International Bond 7.750% due 10/13/2019	7,023,375

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $91,594,985)	95,646,727

Share
Amount
PREFERRED STOCKS—1.2%

		United States—1.2%
		Ally Financial
22,432	USD	7.000% (5)(9)	21,557,152

		General Motors
326,000	USD	4.750%	17,705,060

		Merrill Lynch Capital Trust II
1,600	USD	6.450% (5)(6)	36,784

		TOTAL PREFERRED STOCKS (Cost $36,302,477)	39,298,996

COMMON STOCKS—0.4%

		Greece—0.4%
539,495	EUR	Largo Ltd-Class A (4)	1,200,306
4,855,471	EUR	Largo Ltd-Class B (4)	10,802,788

			12,003,094

73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value
COMMON STOCKS—Continued

		United States—0.0%
28,233	USD	Federal Mogul (1)	$665,169
257	USD	Lear Corp (1)	27,147

		TOTAL COMMON STOCKS (Cost $17,493,097)	12,695,410

Face
Value
CONVERTIBLE BONDS—0.2%

		United States—0.2%
		Carrizo Oil & Gas
3,435,000	USD	4.375% due 06/01/2028 (5)	3,400,650

		Clearwire Communications/Finance
4,570,000	USD	8.250% due 12/01/2040 (5)(9)	4,907,037

		TOTAL CONVERTIBLE BONDS (Cost $7,485,930)	8,307,687

CREDIT LINKED NOTE—0.2%

		Ukraine—0.2%
		ING Americas Issuance
50,000,000	UAH	20.000% due 10/31/2012 (Cost $5,921,292) (4)	7,196,732

REPURCHASE AGREEMENT—3.1%

		United States—3.1%
102,735,380	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $102,735,466 and an effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.000%, a maturity of 01/31/2016 and an aggregate fair value of $104,790,825. (Cost $102,735,380)	102,735,380

74

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
TIME DEPOSIT—0.1%

		United States—0.1%
		State Street Euro Dollar Time Deposit
4,530,000	USD	0.010% due 02/01/2011 (Cost $4,530,000) (11)	$4,530,000

		TOTAL INVESTMENTS—97.5% (Cost $3,042,208,477)	3,246,167,001
		OTHER ASSETS AND LIABILITIES—2.5%	83,406,304

		TOTAL NET ASSETS—100.0%	$3,329,573,305

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,049,657,524.

75

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	January 31, 2011

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
03/22/11	JPMorgan Chase Bank N.A.	MXN	582,835,000	47,854,187	46,626,800	$1,227,387
05/02/11	JPMorgan Chase Bank N.A.	NOK	127,565,566	21,986,292	21,821,000	165,292

Net unrealized appreciation on forward foreign exchange contracts to buy						$1,392,679

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
02/28/11	Brown Brothers Harriman & Co	EUR	156,300,000	213,925,623	205,573,575	$(8,352,048)
02/28/11	JPMorgan Chase Bank N.A.	EUR	75,048,737	102,718,157	100,283,393	(2,434,764)
03/14/11	JPMorgan Chase Bank N.A.	EUR	117,418,500	160,682,230	151,864,391	(8,817,839)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(19,604,651)

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Yuan Renminbi
EUR	— Euro
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar

76

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio Global High Income Fund

At January 31, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	74.5%	$2,481,062,719
Bank Loans	14.9	494,693,350
Foreign Government Bonds	2.9	95,646,727
Preferred Stocks	1.2	39,298,996
Common Stocks	0.4	12,695,410
Convertible Bonds	0.2	8,307,687
Credit Linked Note	0.2	7,196,732
Short-term Investments	3.2	107,265,380	*

Total Investments	97.5	3,246,167,001
Other Assets and Liabilities (Net)	2.5	83,406,304	*

Net Assets	100.0%	$3,329,573,305

* Short-term investments includes securities that have been voluntarily segregated by the advisor as collateral for swaps with a notional value of $12,735,000, which is 0.38% of net assets. Other assets and liabilities includes swaps with a net fair value of $1,307,899, which is 0.04% of net assets.

77

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.5%†
	Banks—11.5%
7,236	Danvers Bancorp	$156,008
13,840	First Community Bancshares	186,148
40,552	First Defiance Financial (1)	530,826
12,010	First of Long Island	340,724
24,920	Heritage Financial Group	289,072
8,279	WSFS Financial	371,727

		1,874,505

	Health Care Equipment & Services—10.6%
20,700	America Service	349,209
30,030	Insulet Corp (1)	511,411
22,165	Natus Medical (1)	333,805
19,215	NuVasive Inc (1)	536,963

		1,731,388

	Capital Goods—8.8%
3,990	Ameron International	275,190
16,660	Douglas Dynamics	242,903
21,624	Keyw Holding (1)	315,062
19,800	LMI Aerospace (1)	370,755
17,103	SeaCube Container Leasing	228,838

		1,432,748

	Semiconductors & Semiconductor Equipment—7.6%
43,710	Advanced Energy Industries (1)	675,101
49,190	Integrated Device Technology (1)	313,832
9,065	Mellanox Technologies (1)	247,928

		1,236,861

	Materials—6.9%
15,380	Buckeye Technologies	386,961
18,865	Quadra Mining (1)	254,678
242,580	Santa Fe Gold (1)	226,812
29,340	Zagg Inc (1)	265,527

		1,133,978

	Technology Hardware & Equipment—6.3%
45,290	DragonWave Inc (1)	322,465
35,456	Super Micro Computer (1)	499,043
45,600	X-Rite Inc (1)	203,376

		1,024,884

78

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Diversified Financials—6.0%
23,380	Calamos Asset Management-Class A	$359,584
24,650	FXCM Inc (1)	334,500
22,301	HFF Inc-Class A (1)	281,216

		975,300

	Energy—5.6%
7,110	Carrizo Oil & Gas (1)	240,674
8,799	Gulfport Energy (1)	210,648
63,400	Union Drilling (1)	462,820

		914,142

	Commercial & Professional Services—5.4%
115,420	Cenveo Inc (1)	620,960
25,850	Intersections Inc	254,881

		875,841

	Pharmaceuticals & Biotechnology—5.3%
41,792	ISTA Pharmaceuticals (1)	236,961
50,950	Pain Therapeutics (1)	315,380
19,910	Questcor Pharmaceuticals (1)	307,809

		860,150

	Consumer Services—5.0%
41,520	Isle of Capri Casinos (1)	391,118
16,925	Morgans Hotel (1)	152,917
42,970	Morton’s Restaurant (1)	275,438

		819,473

	Transportation—3.9%
6,830	Allegiant Travel	317,868
21,390	Celadon Group (1)	313,364

		631,232

	Media—3.9%
44,505	Lions Gate Entertainment (1)	275,931
103,180	LodgeNet Interactive (1)	354,939

		630,870

	Retailing—3.7%
13,790	hhgregg Inc (1)	252,771
63,250	New York & Co (1)	353,567

		606,338

79

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Microcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Real Estate—2.2%
17,350	Pebblebrook Hotel Trust REIT	$356,716

Automobiles & Components—2.0%
18,700	Tower International (1)	334,169

Household & Personal Products—1.8%
24,415	GLG Life Tech (1)	295,421

Software & Services—1.2%
13,919	Envestnet Inc (1)	198,346

Consumer Durables & Apparel—0.8%
3,000	Sodastream International (1)	128,970

TOTAL COMMON STOCKS (Cost $13,731,096)	16,061,332

Face
Value	Currency
REPURCHASE AGREEMENT—1.3%
214,788	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with maturity value of $214,788 and an effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.625%, a maturity of 05/01/2013 and an aggregate fair value of $223,450. (Cost $214,788)	214,788

TOTAL INVESTMENTS—99.8% (Cost $13,945,884)	16,276,120
OTHER ASSETS AND LIABILITIES—0.2%	36,202

TOTAL NET ASSETS—100.0%	$16,312,322

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $14,060,175.

Glossary of Currencies

USD	— United States Dollar

80

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio U.S. Microcap Fund

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	19.7%	$3,206,521
Industrials	18.0	2,939,821
Health Care	15.9	2,591,538
Consumer Discretionary	15.4	2,519,820
Information Technology	15.1	2,460,091
Materials	7.0	1,133,978
Energy	5.6	914,142
Consumer Staples	1.8	295,421
Short-term Investment	1.3	214,788

Total Investments	99.8	16,276,120
Other Assets and Liabilities (Net)	0.2	36,202

Net Assets	100.0%	$16,312,322

81

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—101.2%†
	Pharmaceuticals & Biotechnology—11.5%
86,744	Cepheid Inc (1)	$2,061,038
61,181	Human Genome Sciences (1)	1,484,251
78,693	Myriad Genetics (1)	1,570,712
50,400	Par Pharmaceutical (1)	1,800,288
72,860	Salix Pharmaceuticals (1)	2,985,074
93,482	Viropharma Inc (1)	1,533,105

		11,434,468

	Diversified Financials—8.3%
98,908	Calamos Asset Management-Class A	1,521,205
114,674	FXCM Inc (1)	1,556,126
109,596	HFF Inc-Class A (1)	1,382,006
51,106	Lazard Ltd-Class A	2,132,142
349,342	Penson Worldwide (1)	1,662,868

		8,254,347

	Retailing—7.9%
169,632	Chico’s FAS	1,852,381
67,679	hhgregg Inc (1)	1,240,556
540,470	Office Depot (1)	2,837,468
161,855	Saks Inc (1)	1,896,941

		7,827,346

	Materials—7.8%
95,347	Buckeye Technologies	2,398,930
81,913	Coeur d’Alene Mines (1)	1,915,126
40,740	Intrepid Potash (1)	1,472,344
108,399	STR Holdings (1)	1,981,534

		7,767,934

	Semiconductors & Semiconductor Equipment—7.4%
154,847	Advanced Energy Industries (1)	2,391,612
446,084	Integrated Device Technology (1)	2,846,016
60,516	Netlogic Microsystems (1)	2,109,588

		7,347,216

	Technology Hardware & Equipment—7.1%
429,298	Brocade Communications Systems (1)	2,421,241
279,900	DragonWave Inc (1)	1,992,888
184,025	Super Micro Computer (1)	2,590,152

		7,004,281

82

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Software & Services—7.0%
97,070	Compuware Corp (1)	$1,040,591
58,333	Nice Systems Sponsored ADR (1)	1,908,656
68,312	Progress Software (1)	1,956,441
81,066	Sourcefire Inc (1)	1,995,034

		6,900,722

	Energy—6.1%
70,477	Basic Energy Services (1)	1,286,910
65,819	Carrizo Oil & Gas (1)	2,227,973
35,730	Complete Production Services (1)	998,296
213,705	Union Drilling (1)	1,560,047

		6,073,226

	Capital Goods—5.8%
25,548	Ameron International	1,762,045
54,304	Carlisle Cos	2,047,804
134,393	Keyw Holding (1)	1,958,106

		5,767,955

	Commercial & Professional Services—5.0%
557,146	Cenveo Inc (1)	2,997,445
54,912	FTI Consulting (1)	2,002,641

		5,000,086

	Banks—4.9%
704,549	Popular Inc (1)	2,261,602
57,591	WSFS Financial	2,585,836

		4,847,438

	Health Care Equipment & Services—3.9%
47,169	ArthroCare Corp (1)	1,320,260
90,404	NuVasive Inc (1)	2,526,340

		3,846,600

	Consumer Services—3.5%
222,462	Morton’s Restaurant (1)	1,425,982
52,683	Weight Watchers International	2,044,100

		3,470,082

	Transportation—3.0%
64,170	Allegiant Travel	2,986,472

83

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Smallcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Insurance—3.0%
235,328	National Financial Partners (1)	$2,983,959

Real Estate—2.1%
100,106	Pebblebrook Hotel Trust REIT	2,058,179

Media—1.9%
304,637	Lions Gate Entertainment (1)	1,888,749

Food & Staples Retailing—1.9%
50,421	Fresh Market (1)	1,853,980

Consumer Durables & Apparel—1.8%
85,102	Skechers Inc-Class A (1)	1,750,548

Food, Beverage & Tobacco—1.3%
25,025	Diamond Foods	1,245,494

TOTAL COMMON STOCKS (Cost $91,196,091)	100,309,082

Face
Value	Currency
REPURCHASE AGREEMENT—1.0%
967,079	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $967,080 and effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 03/15/2013, and an aggregate fair value of $987,581. (Cost $967,079)	967,079

TOTAL INVESTMENTS—102.2% (Cost $92,163,170)	101,276,161
OTHER ASSETS AND LIABILITIES—(2.2)%	(2,169,323)

TOTAL NET ASSETS—100.0%	$99,106,838

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $94,428,859.

Glossary of Currencies

USD	— United States Dollar

84

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio U.S. Smallcap Fund

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	21.5%	$21,252,219
Financials	18.3	18,143,923
Health Care	15.4	15,281,068
Consumer Discretionary	15.1	14,936,725
Industrials	13.9	13,754,513
Materials	7.8	7,767,934
Energy	6.1	6,073,226
Consumer Staples	3.1	3,099,474
Short-term Investment	1.0	967,079

Total Investments	102.2	101,276,161
Other Assets and Liabilities (Net)	(2.2)	(2,169,323)

Net Assets	100.0%	$99,106,838

85

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.9%†
	Pharmaceuticals & Biotechnology—9.0%
2,230	Alexion Pharmaceuticals (1)	$186,918
10,230	Human Genome Sciences (1)	248,180
7,800	Mylan Inc (1)	180,648
7,250	Myriad Genetics (1)	144,710

		760,456

	Capital Goods—8.7%
4,040	Carlisle Cos	152,349
7,170	Oshkosh Corp (1)	271,815
1,930	Parker Hannifin	172,561
1,790	SPX Corp	140,300

		737,025

	Software & Services—8.7%
5,590	Adobe Systems (1)	184,749
4,720	ANSYS Inc (1)	247,564
11,000	Electronic Arts (1)	171,490
4,030	Paychex Inc	128,960

		732,763

	Materials—8.5%
3,020	Agnico-Eagle Mines	206,689
4,160	Airgas Inc	260,707
5,230	Coeur d’Alene Mines (1)	122,278
3,480	Intrepid Potash (1)	125,767

		715,441

	Energy—6.3%
1,690	Oceaneering International (1)	130,519
12,250	PetroHawk Energy (1)	245,613
1,230	Whiting Petroleum (1)	155,324

		531,456

	Diversified Financials—5.9%
4,150	Lazard Ltd-Class A	173,138
2,620	T Rowe Price	172,711
7,320	TD Ameritrade Holding	149,474

		495,323

	Retailing—5.8%
15,280	Chico’s FAS	166,857
6,380	Expedia Inc	160,521

86

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Retailing—Continued

2,770	Tiffany & Co	$161,020

		488,398

	Health Care Equipment & Services—5.5%
8,730	Allscripts Healthcare Solutions (1)	184,290
7,780	Hologic Inc (1)	154,978
390	Intuitive Surgical (1)	125,935

		465,203

	Semiconductors & Semiconductor Equipment—5.5%
11,040	Atmel Corp (1)	149,481
2,440	Cree Inc (1)	123,196
5,370	Netlogic Microsystems (1)	187,198

		459,875

	Technology Hardware & Equipment—4.5%
30,150	Brocade Communications Systems (1)	170,046
1,180	F5 Networks (1)	127,888
1,840	SanDisk Corp (1)	83,481

		381,415

	Banks—4.2%
6,340	BB&T Corp	175,238
57,090	Popular Inc (1)	183,259

		358,497

	Commercial & Professional Services—3.7%
4,940	FTI Consulting (1)	180,162
1,730	Stericycle Inc (1)	135,788

		315,950

	Consumer Durables & Apparel—3.7%
7,700	Skechers Inc-Class A (1)	158,389
1,850	VF Corp	153,032

		311,421

	Food, Beverage & Tobacco—3.3%
4,480	Dr. Pepper Snapple	158,727
1,890	J.M. Smucker	117,482

		276,209

	Automobiles & Components—3.0%
3,660	Visteon Corp (1)	257,078

87

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Midcap Fund

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Transportation—2.3%
4,240	Allegiant Travel	$197,330

Household & Personal Products—2.0%
2,630	Clorox Co	165,401

Real Estate—1.9%
3,830	Plum Creek Timber REIT	160,362

Insurance—1.8%
5,350	Delphi Financial Group-Class A	153,973

Media—1.6%
6,640	CBS Corp-Class B	131,671

Consumer Services—1.5%
3,350	Weight Watchers International	129,980

Food & Staples Retailing—1.5%
2,440	Whole Foods Market	126,172

TOTAL COMMON STOCKS (Cost $7,496,813)	8,351,399

Face
Value	Currency
REPURCHASE AGREEMENT—1.9%
159,884	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $159,884 and an effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.375%, a maturity of 03/15/2013 and an aggregate fair value of $163,688. (Cost $159,884)	159,884

TOTAL INVESTMENTS—100.8% (Cost $7,656,697)	8,511,283
OTHER ASSETS AND LIABILITIES—(0.8)%	(68,700)

TOTAL NET ASSETS—100.0%	$8,442,583

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,664,108.

Glossary of Currencies

USD	— United States Dollar

88

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio U.S. Midcap Fund

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	18.7%	$1,574,053
Consumer Discretionary	15.6	1,318,548
Industrials	14.8	1,250,305
Health Care	14.5	1,225,659
Financials	13.8	1,168,155
Materials	8.5	715,441
Consumer Staples	6.7	567,782
Energy	6.3	531,456
Short-term Investment	1.9	159,884

Total Investments	100.8	8,511,283
Other Assets and Liabilities (Net)	(0.8)	(68,700)

Net Assets	100.0%	$8,442,583

89

PORTFOLIO OF INVESTMENTS (Unaudited)	January 31, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—97.1%†
	Diversified Financials—11.6%
7,030	American Express	$304,961
1,280	Franklin Resources	154,432
1,510	Goldman Sachs	247,066
5,480	JPMorgan Chase	246,271
3,830	State Street	178,938

		1,131,668

	Capital Goods—9.6%
4,660	Boeing Co	323,777
2,430	Parker Hannifin	217,266
3,870	Raytheon Co	193,461
2,530	United Technologies	205,689

		940,193

	Pharmaceuticals & Biotechnology—8.4%
5,490	Celgene Corp (1)	282,900
4,300	Cepheid Inc (1)	102,168
8,860	Myriad Genetics (1)	176,846
4,630	Teva Pharmaceutical Industries Sponsored ADR	253,029

		814,943

	Materials—8.1%
2,900	Agnico-Eagle Mines	198,476
11,500	Kinross Gold	191,360
2,410	Mosaic Co	195,307
2,230	Praxair Inc	207,479

		792,622

	Technology Hardware & Equipment—8.1%
1,200	Apple Inc (1)	407,184
6,420	EMC Corp (1)	159,794
4,810	Hewlett-Packard Co	219,769

		786,747

	Software & Services—7.3%
13,020	Electronic Arts (1)	202,982
1,270	MasterCard Inc-Class A	300,368
6,590	Paychex Inc	210,880

		714,230

	Energy—7.2%
6,865	Carrizo Oil & Gas (1)	232,380
2,460	Oceaneering International (1)	189,986

90

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Energy—Continued

14,160	PetroHawk Energy (1)	$283,908

		706,274

	Health Care Equipment & Services—5.7%
1,750	CR Bard	165,113
3,780	Express Scripts (1)	212,927
4,340	St Jude Medical (1)	175,770

		553,810

	Food, Beverage & Tobacco—4.8%
2,850	J.M. Smucker	177,156
4,580	PepsiCo Inc	294,540

		471,696

	Commercial & Professional Services—4.1%
37,880	Cenveo Inc (1)	203,794
2,485	Stericycle Inc (1)	195,048

		398,842

	Semiconductors & Semiconductor Equipment—4.0%
12,750	Atmel Corp (1)	172,635
6,220	Netlogic Microsystems (1)	216,829

		389,464

	Consumer Services—3.7%
4,360	Las Vegas Sands (1)	202,696
4,020	Weight Watchers International	155,976

		358,672

	Banks—3.6%
10,970	Wells Fargo	355,647

	Transportation—2.6%
5,510	Allegiant Travel	256,435

	Media—2.2%
10,630	CBS Corp-Class B	210,793

	Retailing—2.1%
8,300	Lowe’s Cos	205,840

	Household & Personal Products—2.1%
3,210	Clorox Co	201,877

91

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Multicap Fund

Share			Fair
Amount		Description	Value
COMMON STOCKS—Continued

	Consumer Durables & Apparel—1.9%
8,980	Skechers Inc-Class A (1)		$184,719

	TOTAL COMMON STOCKS (Cost $8,116,278)		9,474,472

Face
Value	Currency
REPURCHASE AGREEMENT—3.2%
306,649	USD	State Street Bank and Trust Company Repurchase Agreement, dated 01/31/2011, due 02/01/2011, with a maturity value of $306,649 and an effective yield of 0.03%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.625%, a maturity of 05/01/2013 and an aggregate fair value of $316,100. (Cost $306,649)	306,649

		TOTAL INVESTMENTS—100.3% (Cost $8,422,927)	9,781,121
		OTHER ASSETS AND LIABILITIES—(0.3)%	(27,472)

		TOTAL NET ASSETS—100.0%	$9,753,649

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $8,459,666.

Glossary of Currencies

USD	— United States Dollar

92

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	January 31, 2011

Artio U.S. Multicap Fund

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at January 31, 2011.
(4)	Security determined to be illiquid by management.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

93

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	January 31, 2011

Artio U.S. Multicap Fund

At January 31, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	19.4%	$1,890,441
Industrials	16.4	1,595,470
Financials	15.3	1,487,315
Health Care	14.0	1,368,753
Consumer Discretionary	9.8	960,024
Materials	8.1	792,622
Energy	7.2	706,274
Consumer Staples	6.9	673,573
Short-term Investment	3.2	306,649

Total Investments	100.3	9,781,121
Other Assets and Liabilities (Net)	(0.3)	(27,472)

Net Assets	100.0%	$9,753,649

94

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund Board of Director’s, and the Trusts’ Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectues of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using an intrinsic calculation, or by using modeling tools provided by industry accepted financial data service providers. The intrinsic value, which is used when market quotations are not available, is calculated by taking the difference between the exercise price and the current market price of the underlying security. The difference is the intrinsic value. If the value of the underlying security is below the strike price, there is no intrinsic value. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest dates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate

95

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

96

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the advisor does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 resulting in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Equity Fund, International Equity Fund and International Equity Fund II were not fair valued under this method at October 31, 2010. Securities were fair valued using this method at January 31, 2011, resulting in significant transfers from Level 1 to Level 2 in the fair value hierarchies.

As of the period ending January 31, 2011, securities with a total value of $19,721,229, $6,887,601,224 and $6,423,055,459 in the Global Equity Fund, International Equity Fund and International Equity Fund II, respectively, transferred from Level 1 to Level 2 due to substantially all foreign equity securities being fair valued using valuations provided by an independent valuation service based on the Funds’ valuation policies and procedures.

As of the period ending January 31, 2011, securities with a total value of $1,143,380 in the International Equity Fund transferred from Level 2 to Level 1 due to the existence of quoted prices from active markets which were not available at the beginning of the quarter.

97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Funds’ investments:

Global Equity Fund Inc.

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$24,301,684	$—	$—	$24,301,684
United Kingdom	—	3,211,187	—	3,211,187
Russia	1,052,217	1,951,902	—	3,004,119
China	508,614	2,355,751	—	2,864,365
France	281,305	2,496,477	—	2,777,782
Japan	—	2,457,862	—	2,457,862
Canada	2,412,820	—	—	2,412,820
Germany	—	2,089,503	—	2,089,503
Hong Kong	—	2,067,422	—	2,067,422
Switzerland	—	1,293,230	—	1,293,230
South Korea	—	1,071,608	—	1,071,608
Brazil	892,780	—	—	892,780
South Africa	—	802,546	—	802,546
Denmark	—	743,061	—	743,061
Australia	—	692,482	—	692,482
Netherlands	229,832	341,748	—	571,580
Sweden	—	369,685	—	369,685
Israel	357,848	—	—	357,848
Austria	—	306,972	—	306,972
Italy	290,115	—	—	290,115
Finland	—	184,663	—	184,663
Ireland	—	173,836	—	173,836
Greece	—	168,500	—	168,500
Czech Republic	—	145,858	—	145,858
Indonesia	—	137,021	—	137,021

TOTAL COMMON STOCKS	30,327,215	23,061,314	—	53,388,529

EQUITY LINKED NOTES
India	—	1,410,410	—	1,410,410
Taiwan	—	973,318	—	973,318
United States	703,641	—	—	703,641

TOTAL EQUITY LINKED NOTES	703,641	2,383,728	—	3,087,369

PREFERRED STOCKS
Germany	—	290,525	—	290,525
Philippines	—	—	128	128

TOTAL PREFERRED STOCKS	—	290,525	128	290,653

98

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	$6,677,423	$—	$—	$6,677,423

TOTAL INVESTMENTS	37,708,279	25,735,567	128	63,443,974

TOTAL	$37,708,279	$25,735,567	$128	$63,443,974

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(22,190)	$—	$(22,190)

TOTAL	$—	$(22,190)	$—	$(22,190)

99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—01/31/2011
Transfer In—End of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2011	January 31, 2011
PREFERRED STOCKS
Philippines	$132	$—	$—	$(4)	$—	$—	$—	$—	$128	$(4)

TOTAL	$132	$—	$—	$(4)	$—	$—	$—	$—	$128	$(4)

100

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$1,414,777,353	$—	$1,414,777,353
Japan	—	802,040,371	—	802,040,371
China	131,886,821	559,467,221	—	691,354,042
Russia	195,395,318	399,136,941	91,770,379	686,302,638
Germany	—	577,288,505	—	577,288,505
France	32,028,097	473,888,678	—	505,916,775
Hong Kong	—	464,252,120	—	464,252,120
Canada	463,740,760	—	—	463,740,760
Switzerland	—	353,390,913	—	353,390,913
India	228,390	339,215,129	—	339,443,519
Australia	—	176,894,791	—	176,894,791
Netherlands	—	155,177,397	—	155,177,397
Austria	—	147,828,964	—	147,828,964
Denmark	—	145,317,495	—	145,317,495
South Africa	—	142,174,427	—	142,174,427
Brazil	141,951,520	—	—	141,951,520
South Korea	—	140,177,086	—	140,177,086
Finland	—	115,793,025	—	115,793,025
Sweden	—	110,760,235	—	110,760,235
Ukraine	27,617,645	68,295,322	11,217,975	107,130,942
Taiwan	—	89,095,910	—	89,095,910
Italy	37,878,146	51,205,858	—	89,084,004
Ireland	—	86,052,774	—	86,052,774
Czech Republic	—	85,866,275	—	85,866,275
Bulgaria	1,583,749	26,163,584	57,631,975	85,379,308
Mexico	84,547,831	—	—	84,547,831
Romania	—	72,604,653	—	72,604,653
Israel	55,635,066	—	—	55,635,066
Poland	—	53,142,520	—	53,142,520
Greece	—	47,951,874	—	47,951,874
Georgia	—	47,458,362	—	47,458,362
Nigeria	46,998,613	—	—	46,998,613
Norway	—	31,992,454	—	31,992,454
Serbia	28,071,995	—	2,398,149	30,470,144
Lebanon	5,293,039	14,342,719	—	19,635,758
Portugal	—	16,247,608	—	16,247,608
Venezuela	—	—	14,160,288	14,160,288
Indonesia	—	10,505,558	—	10,505,558
Zambia	6,771,480	—	—	6,771,480
Latvia	—	—	2,778,350	2,778,350

101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Croatia	$—	$22,300	$—	$22,300

TOTAL COMMON STOCKS	1,259,628,470	7,218,528,422	179,957,116	8,658,114,008

EQUITY LINKED NOTES
Taiwan	—	172,145,181	—	172,145,181
India	—	54,402,522	—	54,402,522
Serbia	—	15,110,750	—	15,110,750
Ireland	—	14,762,992	—	14,762,992
Ukraine	—	894,080	—	894,080

TOTAL EQUITY LINKED NOTES	—	257,315,525	—	257,315,525

PREFERRED STOCKS
Germany	—	82,984,341	—	82,984,341
Russia	9,390,394	7,560,744	—	16,951,138
Bulgaria	—	12,683,617	—	12,683,617
Philippines	—	—	26,029	26,029

TOTAL PREFERRED STOCKS	9,390,394	103,228,702	26,029	112,645,125

EXCHANGE-TRADED FUNDS
Multinational	30,174,441	—	—	30,174,441
Australia	—	12,372,591	—	12,372,591
Sweden	—	7,390,233	—	7,390,233
Romania	—	7,044,765	—	7,044,765
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	30,174,441	26,807,589	1,389,510	58,371,540

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	—	8,865,448	—	8,865,448

RIGHTS
Romania	—	350,581	—	350,581

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	313,583,371	—	—	313,583,371

TOTAL INVESTMENTS	1,612,776,676	7,615,096,267	181,372,655	9,409,245,598

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,802,580	—	1,802,580

TOTAL	$1,612,776,676	$7,616,898,847	$181,372,655	$9,411,048,178

102

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(12,657,449)	$—	$(12,657,449)

TOTAL	$—	$(12,657,449)	$—	$(12,657,449)

103

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—01/31/2011
Transfer In—End of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2011	January 31, 2011
COMMON STOCKS
Bulgaria	$54,704,966	$—	$—	$2,927,009	$—	$—	$—	$—	$57,631,975	$2,927,009
Latvia	2,789,232	—	—	(10,882)	—	—	—	—	2,778,350	(10,883)
Romania	2,293,558	—	—	376,360	—	—	—	(2,669,918)	—	—
Russia	68,106,050	—	—	(4,562,606)	—	—	47,226,905	(18,999,970)	91,770,379	(7,422,817)
Serbia	2,151,880	—	—	246,269	—	—	—	—	2,398,149	246,269
Ukraine	13,209,262	—	—	(1,089,640)	642,962	—	—	(1,544,609)	11,217,975	(745,722)
Venezuela	15,712,433	—	—	(1,552,145)	—	—	—	—	14,160,288	(1,552,145)
Zambia	7,450,917	—	—	(679,436)	—	—	—	(6,771,481)	—	—
EQUITY LINKED NOTES
Ukraine	529,552	—	(1,482,344)	1,765,592	—	(812,800)	—	—	—	—
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
PREFERRED STOCKS
Philippines	26,797	—	—	(768)	—	—	—	—	26,029	(768)

TOTAL	$168,364,157	$—	$(1,482,344)	$(2,580,247)	$642,962	$(812,800)	$47,226,905	$(29,985,978)	$181,372,655	$(6,559,057)

104

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$1,365,974,455	$—	$1,365,974,455
Japan	—	714,257,281	—	714,257,281
Russia	230,359,953	437,516,160	—	667,876,113
China	118,735,692	464,294,889	—	583,030,581
Germany	—	571,644,742	—	571,644,742
France	37,406,825	455,116,632	—	492,523,457
Canada	465,410,193	—	—	465,410,193
Hong Kong	—	421,440,000	—	421,440,000
Switzerland	—	330,645,749	—	330,645,749
India	—	326,626,270	—	326,626,270
South Korea	—	204,321,891	—	204,321,891
Brazil	185,592,214	—	—	185,592,214
South Africa	—	182,968,778	—	182,968,778
Australia	—	177,462,130	—	177,462,130
Netherlands	—	147,379,307	—	147,379,307
Denmark	—	143,874,628	—	143,874,628
Sweden	—	118,016,767	—	118,016,767
Mexico	100,241,979	—	—	100,241,979
Czech Republic	—	98,598,186	—	98,598,186
Finland	—	98,506,468	—	98,506,468
Austria	—	92,324,988	—	92,324,988
Ireland	—	89,882,188	—	89,882,188
Italy	44,851,130	40,803,342	—	85,654,472
Taiwan	—	79,333,807	—	79,333,807
Greece	—	52,117,503	—	52,117,503
Israel	49,619,522	—	—	49,619,522
Romania	—	46,312,369	—	46,312,369
Nigeria	35,430,351	—	—	35,430,351
Ukraine	—	31,033,701	—	31,033,701
Norway	—	23,719,002	—	23,719,002
Portugal	—	22,947,166	—	22,947,166
Lebanon	—	17,109,966	—	17,109,966
Indonesia	—	9,441,300	—	9,441,300

TOTAL COMMON STOCKS	1,267,647,859	6,763,669,665	—	8,031,317,524

EQUITY LINKED NOTES
Taiwan	—	169,779,312	—	169,779,312
India	—	57,132,806	—	57,132,806
Ireland	—	13,345,775	—	13,345,775

TOTAL EQUITY LINKED NOTES	—	240,257,893	—	240,257,893

105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
Germany	$—	$76,431,591	$—	$76,431,591
Russia	6,556,911	694,373	—	7,251,284
Philippines	—	—	19,614	19,614

TOTAL PREFERRED STOCKS	6,556,911	77,125,964	19,614	83,702,489

EXCHANGE-TRADED FUND
Multinational	25,892,384	—	—	25,892,384

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	302,344,398	—	—	302,344,398

REPURCHASE AGREEMENT
United States	—	21,893,551	—	21,893,551

TOTAL INVESTMENTS	1,602,441,552	7,102,947,073	19,614	8,705,408,239

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,620,927	—	1,620,927

TOTAL	$1,602,441,552	$7,104,568,000	$19,614	$8,707,029,166

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(11,543,063)	$—	$(11,543,063)

TOTAL	$—	$(11,543,063)	$—	$(11,543,063)

106

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—01/31/2011
Transfer In—End of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2011	January 31, 2011
PREFERRED STOCKS
Philippines	$20,193	$—	$—	$(579)	$—	$—	$—	$—	$19,614	$(579)

TOTAL	$20,193	$—	$—	$(579)	$—	$—	$—	$—	$19,614	$(579)

107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSET BACKED SECURITIES
United States	$—	$540,662,342	$—	$540,662,342
Russia	—	—	415,854	415,854

TOTAL ASSET BACKED SECURITIES	—	540,662,342	415,854	541,078,196

CORPORATE BONDS
United States	—	205,893,144	—	205,893,144
Canada	—	47,654,217	—	47,654,217
Supranational	—	47,077,774	—	47,077,774
United Kingdom	—	44,904,959	—	44,904,959
France	—	29,585,445	—	29,585,445
Netherlands	—	29,134,857	—	29,134,857
Australia	—	10,904,936	—	10,904,936
Brazil	—	7,163,173	—	7,163,173
Germany	—	6,305,545	—	6,305,545
Norway	—	4,832,715	—	4,832,715
United Arab Emirates	—	4,704,287	—	4,704,287
Hong Kong	—	3,739,352	—	3,739,352
Ireland	—	3,647,196	—	3,647,196
Switzerland	—	2,757,001	—	2,757,001
China	—	2,310,024	—	2,310,024

TOTAL CORPORATE BONDS	—	450,614,625	—	450,614,625

FOREIGN GOVERNMENT AND AGENCY BONDS
Brazil	—	91,907,016	—	91,907,016
Mexico	—	46,887,634	—	46,887,634
Poland	—	38,817,546	—	38,817,546
Canada	—	34,440,076	—	34,440,076
Australia	—	14,203,895	—	14,203,895
Qatar	—	7,910,650	—	7,910,650

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	234,166,817	—	234,166,817

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	190,635,800	—	190,635,800

MUNICIPAL OBLIGATIONS
United States	—	23,828,863	—	23,828,863

REPURCHASE AGREEMENT
United States	—	12,656,789	—	12,656,789

TOTAL INVESTMENTS	—	1,452,565,236	415,854	1,452,981,090

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,029,933	—	2,029,933

108

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Financial Futures Contracts	$82,237	$—	$—	$82,237

TOTAL	$82,237	$1,454,595,169	$415,854	$1,455,093,260

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(4,774,529)	$—	$(4,774,529)

Financial Futures Contracts	(97,433)	—	—	(97,433)

TOTAL	$(97,433)	$(4,774,529)	$—	$(4,871,962)

109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—1/31/2011
Transfer In—End of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers in	Net Transfers	Balance as of	Held at
Securities	2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	to Level 3	out of Level 3	January 31, 2011	January 31, 2011
ASSET BACKED SECURITIES
Russia	$474,640	$—	$1,584	$17,492	$—	$(77,862)	$—	$—	$415,854	$17,492

TOTAL	$474,640	$—	$1,584	$17,492	$—	$(77,862)	$—	$—	$415,854	$17,492

110

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,826,756,647	$63,750	$1,826,820,397
Canada	—	160,948,404	—	160,948,404
United Kingdom	—	89,583,650	44,007,965	133,591,615
Germany	—	54,229,853	—	54,229,853
Italy	—	50,538,386	—	50,538,386
Brazil	—	41,305,013	—	41,305,013
Indonesia	—	34,074,713	—	34,074,713
Ireland	—	29,865,053	3,941,950	33,807,003
Netherlands	—	33,570,316	—	33,570,316
Czech Republic	—	30,521,304	—	30,521,304
Norway	—	25,850,326	—	25,850,326
Spain	—	17,171,849	—	17,171,849
Russia	—	16,827,731	—	16,827,731
France	—	8,989,849	—	8,989,849
China	—	5,142,663	—	5,142,663
Mexico	—	4,139,862	—	4,139,862
Switzerland	—	3,355,514	—	3,355,514
Sweden	—	177,921	—	177,921

TOTAL CORPORATE BONDS	—	2,433,049,054	48,013,665	2,481,062,719

BANK LOANS
United States	—	232,691,844	103,088,355	335,780,199
United Kingdom	—	49,414,587	—	49,414,587
France	—	35,695,679	—	35,695,679
Germany	—	31,298,953	—	31,298,953
Canada	—	28,447,951	6,791	28,454,742
Netherlands	—	12,800,849	—	12,800,849
Norway	—	1,248,341	—	1,248,341

TOTAL BANK LOANS	—	391,598,204	103,095,146	494,693,350

FOREIGN GOVERNMENT BONDS
Brazil	—	47,422,310	—	47,422,310
Indonesia	—	26,362,513	—	26,362,513
Ghana	—	14,838,529	—	14,838,529
Venezuela	—	7,023,375	—	7,023,375

TOTAL FOREIGN GOVERNMENT BONDS	—	95,646,727	—	95,646,727

PREFERRED STOCKS
United States	17,741,844	21,557,152	—	39,298,996

COMMON STOCKS
Greece	—	—	12,003,094	12,003,094

111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
United States	$692,316	$—	$—	$692,316

TOTAL COMMON STOCKS	692,316	—	12,003,094	12,695,410

CONVERTIBLE BONDS
United States	—	8,307,687	—	8,307,687

CREDIT LINKED NOTE
Ukraine	—	—	7,196,732	7,196,732

REPURCHASE AGREEMENT
United States	—	102,735,380	—	102,735,380

TIME DEPOSIT
United States	—	4,530,000	—	4,530,000

TOTAL INVESTMENTS	18,434,160	3,057,424,204	170,308,637	3,246,167,001

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,392,679	—	1,392,679

SWAPS	—	1,393,363	—	1,393,363

TOTAL	$18,434,160	$3,060,210,246	$170,308,637	$3,248,953,043

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(19,604,651)	$—	$(19,604,651)

SWAPS	—	(85,464)	—	(85,464)

TOTAL	$—	$(19,690,115)	$—	$(19,690,115)

112

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—1/31/2011
Transfer In—End of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
Investments in	October 31,	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Securities	2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	January 31, 2011	January 31, 2011
BANK LOANS
Canada	$3,466,487	$2,747	$22,918	$11,261	$(116,577)	$(3,380,045)	$—	$—	$6,791	$34,805
United States	53,898,951	43,176	10,082	1,799,916	11,759,400	(384,506)	35,961,336	—	103,088,355	1,799,914
COMMON STOCKS
Greece	—	—	—	(4,449,572)	16,452,666	—	—	—	12,003,094	(4,449,572)
CORPORATE BONDS
Ireland	3,889,643	—	—	52,307	—	—	—	—	3,941,950	52,307
United Kingdom	37,359,707	30,398	—	4,037,442	2,580,418	—	—	—	44,007,965	4,037,442
United States	—	—	—	—	—	—	63,750	—	63,750	—
CREDIT LINKED NOTES
Ukraine	7,234,591	32,576	—	(70,435)	—	—	—	—	7,196,732	(70,434)
FOREIGN GOVERNMENT BONDS
Ghana	13,370,287	58,052	—	(1,236,405)	—	—	—	(12,191,934)	—	—

TOTAL	$119,219,666	$166,949	$33,000	$144,514	$30,675,907	$(3,764,551)	$36,025,086	$(12,191,934)	$170,308,637	$1,404,462

113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Banks	$1,874,505	$—	$—	$1,874,505
Health Care Equipment & Services	1,731,388	—	—	1,731,388
Capital Goods	1,432,748	—	—	1,432,748
Semiconductors & Semiconductor Equipment	1,236,861	—	—	1,236,861
Materials	1,133,978	—	—	1,133,978
Technology Hardware & Equipment	1,024,884	—	—	1,024,884
Diversified Financials	975,300	—	—	975,300
Energy	914,142	—	—	914,142
Commercial & Professional Services	875,841	—	—	875,841
Pharmaceuticals & Biotechnology	860,150	—	—	860,150
Consumer Services	819,473	—	—	819,473
Transportation	631,232	—	—	631,232
Media	630,870	—	—	630,870
Retailing	606,338	—	—	606,338
Real Estate	356,716	—	—	356,716
Automobiles & Components	334,169	—	—	334,169
Food, Beverage & Tobacco	295,421	—	—	295,421
Software & Services	198,346	—	—	198,346
Consumer Durables & Apparel	128,970	—	—	128,970

TOTAL COMMON STOCKS	16,061,332	—	—	16,061,332

REPURCHASE AGREEMENT	—	214,788	—	214,788

TOTAL INVESTMENTS	16,061,332	214,788	—	16,276,120

TOTAL	$16,061,332	$214,788	$—	$16,276,120

114

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$11,434,468	$—	$—	$11,434,468
Diversified Financials	8,254,347	—	—	8,254,347
Retailing	7,827,346	—	—	7,827,346
Materials	7,767,934	—	—	7,767,934
Semiconductors & Semiconductor Equipment	7,347,216	—	—	7,347,216
Technology Hardware & Equipment	7,004,281	—	—	7,004,281
Software & Services	6,900,722	—	—	6,900,722
Energy	6,073,226	—	—	6,073,226
Capital Goods	5,767,955	—	—	5,767,955
Commercial & Professional Services	5,000,086	—	—	5,000,086
Banks	4,847,438	—	—	4,847,438
Health Care Equipment & Services	3,846,600	—	—	3,846,600
Consumer Services	3,470,082	—	—	3,470,082
Transportation	2,986,472	—	—	2,986,472
Insurance	2,983,959	—	—	2,983,959
Real Estate	2,058,179	—	—	2,058,179
Media	1,888,749	—	—	1,888,749
Food & Staples Retailing	1,853,980	—	—	1,853,980
Consumer Durables & Apparel	1,750,548	—	—	1,750,548
Food, Beverage & Tobacco	1,245,494	—	—	1,245,494

TOTAL COMMON STOCKS	100,309,082	—	—	100,309,082

REPURCHASE AGREEMENT	—	967,079	—	967,079

TOTAL INVESTMENTS	100,309,082	967,079	—	101,276,161

TOTAL	$100,309,082	$967,079	$—	$101,276,161

115

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$760,456	$—	$—	$760,456
Capital Goods	737,025	—	—	737,025
Software & Services	732,763	—	—	732,763
Materials	715,441	—	—	715,441
Energy	531,456	—	—	531,456
Diversified Financials	495,323	—	—	495,323
Retailing	488,398	—	—	488,398
Health Care Equipment & Services	465,203	—	—	465,203
Semiconductors & Semiconductor Equipment	459,875	—	—	459,875
Technology Hardware & Equipment	381,415	—	—	381,415
Banks	358,497	—	—	358,497
Commercial & Professional Services	315,950	—	—	315,950
Consumer Durables & Apparel	311,421	—	—	311,421
Food, Beverage & Tobacco	276,209	—	—	276,209
Automobiles & Components	257,078	—	—	257,078
Transportation	197,330	—	—	197,330
Household & Personal Products	165,401	—	—	165,401
Real Estate	160,362	—	—	160,362
Insurance	153,973	—	—	153,973
Media	131,671	—	—	131,671
Consumer Services	129,980	—	—	129,980
Food & Staples Retailing	126,172	—	—	126,172

TOTAL COMMON STOCKS	8,351,399	—	—	8,351,399

REPURCHASE AGREEMENT	—	159,884	—	159,884

TOTAL INVESTMENTS	8,351,399	159,884	—	8,511,283

TOTAL	$8,351,399	$159,884	$—	$8,511,283

116

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$1,131,668	$—	$—	$1,131,668
Capital Goods	940,193	—	—	940,193
Pharmaceuticals & Biotechnology	814,943	—	—	814,943
Materials	792,622	—	—	792,622
Technology Hardware & Equipment	786,747	—	—	786,747
Software & Services	714,230	—	—	714,230
Energy	706,274	—	—	706,274
Health Care Equipment & Services	553,810	—	—	553,810
Food, Beverage & Tobacco	471,696	—	—	471,696
Commercial & Professional Services	398,842	—	—	398,842
Semiconductors & Semiconductor Equipment	389,464	—	—	389,464
Consumer Services	358,672	—	—	358,672
Banks	355,647	—	—	355,647
Transportation	256,435	—	—	256,435
Media	210,793	—	—	210,793
Retailing	205,840	—	—	205,840
Household & Personal Products	201,877	—	—	201,877
Consumer Durables & Apparel	184,719	—	—	184,719

TOTAL COMMON STOCKS	9,474,472	—	—	9,474,472

REPURCHASE AGREEMENT	—	306,649	—	306,649

TOTAL INVESTMENTS	9,474,472	306,649	—	9,781,121

TOTAL	$9,474,472	$306,649	$—	$9,781,121

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks

117

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not advisable by the adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency

118

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are

119

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At January 31, 2011, there were three unfunded commitments which amounted to $55,300,967 of par and and had cost and fair value of $51,157,870 and $54,813,900, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market

120

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, market exposure, and to enhance income.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantee the futures contracts against default. The Fund’s maximum risk of loss due to

121

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write any call option or put option that is covered and immediately thereafter the aggregate market value of all portfolio securities or currencies required to cover such options written by a Fund would not exceed 25% of its net assets. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the call options it has written. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security the Fund purchased upon exercise. The Funds will only write covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 5% of its total assets to purchase both put options on portfolio securities and instruments in which it may invest and an additional 5% of its total assets to purchase call options on securities and instruments in which it may invest. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which

122

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. The Fund’s maximum risk of loss from counterparty risk related to non-exchange traded purchased options is the fair value of the investment. The Funds’ maximum risk of loss from counterparty risk related to written non-exchange traded options is minimal as the Funds’ receive the premium when the options are sold. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

i) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured

123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from couterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on January 31, 2011, is $85,464 for which the Global High Income Fund has pledged collateral of $230,000 in the normal course of business.

j) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest

124

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $11,155, $570,005 and $490,107, respectively, for the period ended January 31, 2011 and is included in securities lending income in the Statement of Operations.

As of January 31, 2011, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
Global Equity Fund	$6,610,164	$6,677,423
International Equity Fund	300,132,777	313,583,371
International Equity Fund II	289,508,241	302,344,398

k) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of January 31, 2011:

125

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

				Notional	Net
				Current	Unrealized
Expiration				Fair	Appreciation
Date	Contracts	Description	Position	Value	(Depreciation)

03/11	78	Ultra Long U.S. Treasury Bond Futures	Long	$9,606,187	$82,237
03/11	102	10-Year U.S. Treasury Note Futures	Short	(12,321,281)	(97,433)

				$(2,715,094)	$(15,196)

b) Written Options: The Funds did not invest in written options during the period ended January 31, 2011.

c) Swaps: The Global High Income Fund entered into the following swap transactions as of January 31, 2011:

Global High Income Fund

Credit Default Swaps

Notional		Expiration			Annual	Deliverable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)ˆ	Premium	on Default	Value
6,800,000	USD	09/20/2015	JPMorgan Chase	(Pay)	5.000%	K. Hovanian Enterprises	$1,393,363

							$1,393,363

						Premiums to (Pay)	$1,768,000

ˆ	Receive—Fund receives premium and sells credit protection. (Pay)—Fund pays premium and buys credit protection.

Credit Default Swaps on Credit Indices-Sell Protection(1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	$9,750,000	$5,935,000	$(945,724)	$(85,464)	$860,260

				$9,750,000		$(945,724)	$(85,464)	$860,260

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

126

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended January 31, 2011, derivative summary tables for each Fund are as follows:

Global Equity Fund

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$22,190	$—	$—	$—	$—	$22,190

Total Value		$—	$22,190	$—	$—	$—	$—	$22,190

Number of Contracts, Notional Amounts, Fair Value or Shares/Units(1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	18,947	—	—	18,947
Forward Contracts	—	1,895,967	—	—	—	—	1,895,967

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,802,580	$—	$—	$—	$—	$1,802,580

Total Value		$—	$1,802,580	$—	$—	$—	$—	$1,802,580

127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$12,657,449	$—	$—	$—	$—	$12,657,449

Total Value		$—	$12,657,449	$—	$—	$—	$—	$12,657,449

Number of Contracts, Notional Amounts, Fair Value or Shares/Units(1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	6,717,727	—	—	6,717,727
Forward Contracts	—	252,713,188	—	—	—	—	252,713,188

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,620,927	$—	$—	$—	$—	$1,620,927

Total Value		$—	$1,620,927	$—	$—	$—	$—	$1,620,927

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$11,543,063	$—	$—	$—	$—	$11,543,063

Total Value		$—	$11,543,063	$—	$—	$—	$—	$11,543,063

128

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units(1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	—	—	—	3,785,502	—	—	3,785,502
Forward Contracts	—	242,533,486	—	—	—	—	242,533,486

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,029,933	$—	$—	$—	$—	$2,029,933

Total Value		$—	$2,029,933	$—	$—	$—	$—	$2,029,933

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$4,774,529	$—	$—	$—	$—	$4,774,529

Total Value		$—	$4,774,529	$—	$—	$—	$—	$4,774,529

Number of Contracts, Notional Amounts, Fair Value or Shares/Units(1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long	3,202,063	—	—	—	—	—	3,202,063
Futures Contracts - Short	(15,272,898)	—	—	—	—	—	(15,272,898)
Forward Contracts	—	313,607,966	—	—	—	—	313,607,966

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

129

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$1,393,363	$—	$—	$—	$1,393,363
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	1,392,679	—	—	—	—	1,392,679

Total Value		$—	$1,392,679	$1,393,363	$—	$—	$—	$2,786,042

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$85,464	$—	$—	$—	$85,464
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	19,604,651	—	—	—	—	19,604,651

Total Value		$—	$19,604,651	$85,464	$—	$—	$—	$19,690,115

Number of Contracts, Notional Amounts, Fair Value or Shares/Units(1)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	18,300,000	—	27,735,000	—	—	—	46,035,000
Forward Contracts	—	527,002,120	—	—	—	—	527,002,120

(1)	Volume of derivative activity is based on an average of month-end shares, fair value, contracts or notional amounts outstanding during the period.

130

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.	Net Unrealized Tax Appreciation/Depreciation

At January 31, 2011, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$57,788,725	$6,712,925	$(1,057,676)	$5,655,249
International Equity Fund	8,327,686,541	1,776,349,779	(694,790,722)	1,081,559,057
International Equity Fund II	7,401,914,110	1,486,010,513	(182,516,384)	1,303,494,129
Total Return Bond Fund	1,413,077,280	48,625,311	(8,721,501)	39,903,810
Global High Income Fund	3,049,657,524	225,532,286	(29,022,809)	196,509,477
U.S. Microcap Fund	14,060,175	2,444,884	(228,939)	2,215,945
U.S. Smallcap Fund	94,428,859	9,659,576	(2,812,274)	6,847,302
U.S. Midcap Fund	7,664,108	1,017,033	(169,858)	847,175
U.S. Multicap Fund	8,459,666	1,433,426	(111,971)	1,321,455

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended January 31, 2011, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2011	(Cost)	(Proceeds)	Income	January 31, 2011
International Equity Fund
Alfa Cement	656,887	$—	$—	$—	$44,543,474
Bank of Georgia Sponsored GDR	2,466,387	—	—	—	47,458,362
Cemacon SA	14,619,597	—	—	—	469,840
Chelindbank OJSC	53,536,950	—	—	—	5,755,222
Chimimport AD	10,693,367	—	—	—	20,847,006
Chimimport AD Preferred	6,416,021	—	—	—	12,683,617
Davento PLC GDR	5,006,914	—	—	—	3,638,172
Dragon-Ukrainian Properties & Development	9,019,691	—	2,989,068	—	10,040,869
DZI Insurance	354,861	—	—	—	24,575,337
Impact Developer & Contractor	16,912,495	—	—	—	2,669,919
LEV INS	4,078,860	—	—	—	4,547,507

131

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	January 31, 2011	(Cost)	(Proceeds)	Income	January 31, 2011
Marseille-Kliniken AG	655,608	$—	$101,898	$—	$2,194,381
NAXS Nordic Access Buyout Fund	1,485,000	—	—	—	7,390,233
Polska Grupa Farmaceutyczna	1,071,000	—	—	—	20,756,265
Siderurgica Venezolana Sivensa	2,847,910	—	—	—	2,859,743
Sparki Eltos Lovetch	1,412,011	—	13,652	—	1,583,749
Toza Markovic ad Kikinda	78,160	—	—	—	2,398,149
Ukrinbank	1,153,346,022	—	—	—	1,449,838
Zambeef Products	9,363,990	—	—	83,144	6,771,480

					$222,633,163

5.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to January 31, 2011 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

132

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(d)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Investment Funds
By: /s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date: March 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date: March 29, 2011
By: /s/ Timothy Clemens
Timothy Clemens
Chief Financial Officer (Principal Financial Officer)
Date: March 29, 2011